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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 09/30/07
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


GE LifeStyle Funds



GE STRATEGY FUNDS
-----------------
GE CONSERVATIVE STRATEGY FUND
GE MODERATE STRATEGY FUND
GE AGGRESSIVE STRATEGY FUND




Annual Report

SEPTEMBER 30, 2007

[Logo omitted]

GE LifeStyle Funds
-------------------------------------------------------------------------------

Table of Contents

NOTES TO PERFORMANCE .....................................................    1


PERFORMANCE SUMMARY

     GE Conservative Strategy Fund .......................................    2

     GE Moderate Strategy Fund ...........................................    5

     GE Aggressive Strategy Fund .........................................    8

     Portfolio Management Team ...........................................   11


FINANCIAL STATEMENTS

     Financial Highlights ................................................   12

     Statements of Net Assets ............................................   14

     Statements of Operations ............................................   17

     Statements of Changes in Net Assets .................................   18

     Notes to Financial Statements .......................................   19


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   26


TAX INFORMATION ..........................................................   27


ADDITIONAL INFORMATION ...................................................   28


INVESTMENT TEAM ..........................................................   31


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                          September 30, 2007
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2008. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

          OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
          ----------------------------------------------------------
          GE U.S. Equity Fund                                  0.30%
          GE Fixed Income Fund                                 0.25%
          GE International Equity Fund                         0.70%
          GE Small-Cap Equity Fund                             0.39%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2007. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 3000(R) Index comprises the 3,000 largest U.S. domiciled companies. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


GE Conservative Strategy Fund


[Line chart omitted -- plot points are as follows:]

                   GE Conservative      MSCI EAFE        S&P 500       LB Aggregate       90 Day          Russell          Composite
                    Strategy Fund         Index          Index          Bond Index        T-Bill        2000 Index         Index (C)
01/05/98             $10,000.00       $10,000.00       $10,000.00      $10,000.00      $10,000.00      $10,000.00        $10,000.00
09/98                 10,320.00         9,944.75        10,609.12       10,832.19       10,377.94        8,380.56         10,572.47
09/99                 11,396.97        13,023.05        13,559.15       10,792.55       10,851.30        9,971.26         11,822.26
09/00                 12,563.31        13,437.18        15,354.87       11,547.00       11,476.10       12,318.86         12,942.22
09/01                 12,176.79         9,582.02        11,261.50       13,042.68       11,995.89        9,713.94         12,099.91
09/02                 11,736.91         8,094.04         8,954.02       14,163.88       12,209.16        8,820.15         11,643.20
09/03                 12,939.66        10,199.16        11,142.38       14,930.11       12,347.68       12,044.49         13,347.63
09/04                 13,909.64        12,451.23        12,688.16       15,479.25       12,485.90       14,305.21         14,602.13
09/05                 14,979.15        15,662.99        14,242.64       15,911.91       12,828.33       16,865.50         15,905.91
09/06                 16,110.80        18,664.13        15,780.23       16,495.95       13,414.12       18,537.03         17,166.82
09/07                 18,103.93        23,304.96        18,374.86       17,343.15       14,060.84       20,821.27         19,048.51


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/07*
--------------------------------------------------------------------------------

                                                        TARGET           ACTUAL
--------------------------------------------------------------------------------
GE Fixed Income Fund                                      53.0%            49.1%
GE U.S. Equity Fund                                       28.0%            25.3%
GE International Equity Fund                              12.0%            14.8%
GE Small-Cap Equity Fund                                   5.0%             4.0%
GE Short Term Investment Fund+/Other                       2.0%             6.8%
--------------------------------------------------------------------------------
Total                                                    100.0%           100.0%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE
  FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2007

-----------------------------------------------------------------------------------------------------------
                                                                                            ENDING VALUE
                                              ONE           FIVE            SINCE           OF A $10,000
                                             YEAR           YEAR          INCEPTION          INVESTMENT
-----------------------------------------------------------------------------------------------------------
GE CONSERVATIVE
   STRATEGY FUND                            12.37%          9.05%            6.29%              $18,104
MSCI EAFE Index                             24.86%         23.55%            9.07%              $23,305
S&P 500 Index                               16.44%         15.46%            6.44%              $18,375
LB Aggregate Bond Index                      5.14%          4.13%            5.81%              $17,343
90 Day T-Bill                                4.84%          2.87%            3.56%              $14,061
Russell 2000 Index                          12.32%         18.74%            7.81%              $20,821
Composite Index (C)**                       10.96%         10.35%            6.84%              $19,068
-----------------------------------------------------------------------------------------------------------

*   AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Strategy Fund returned 12.37% for the twelve-month period ended September 30, 2007. The Fund's Composite Index returned 10.96% and the Lipper peer group of 442 Mixed-Asset Target Allocation Moderate Funds returned 11.68% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 45%, with U.S. Equities accounting for 33% of the Fund, 28% to large-cap core equities and 5% to small-cap equities. The target allocation to core international equities is 12% of the Fund. Approximately 53% of the Fund's target allocation is to fixed income securities with 2% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. Also contributing to overall Fund performance were the outperformance of the underlying GE International Equity and GE Small-Cap Funds versus their respective benchmarks.

The GE U.S. Equity Fund slightly outperformed the S&P 500 Index overall. Underweighting financials helped the Fund, as we avoided the stocks most exposed to seizing credit markets. For example, we were underweight commercial banks, capital markets and consumer finance companies. Within mortgages, we focused on the government-sponsored entities (e.g. Fannie Mae) and underweighted sub-prime. Also contributing to performance were key cyclicals benefiting from the boom in global development and infrastructure investing. The Fund's utilities holdings also outperformed the S&P 500 utility portion of the index, however, we have taken advantage of strength in these holdings to take some profits. Carefully navigating the consumer space with the slowing U.S. economy also added to returns. Our focus on solid media companies and high quality multinational consumer staples leaders

GE Conservative Strategy Fund                                Performance Summary
--------------------------------------------------------------------------------

also added to performance. Weakness among the Fund's healthcare holdings was the primary detractor from returns this year. Our continued underweight in telecom was another key detractor, but we continue to believe that the cable companies will be more successful taking market share from phone companies than vice versa, and hence our larger relative weighting in media.

In the GE U.S. Equity Fund, we remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of the Fund's holdings. We had expected the companies held by the Fund to demonstrate the kind of financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the last fiscal year. We believe that many of the Fund's stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of the Fund's multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The GE Small-Cap Equity Fund handily outperformed its benchmark, the Russell 2000 Index, over the last twelve months despite significant disruptions in the financial markets following the sub-prime mortgage market meltdown which led to a virtual halt in credit market activity. The primary drivers of the Fund's outperformance came from strong stock selection in the Energy, Industrials, and Financials sectors. Another key source of strength came from solid selections in the Industrials sector. The Fund's Financials holdings also delivered strong performance, which was largely due to an avoidance of the carnage from this summer's sub-prime mortgage crisis. In the future, we believe companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets should perform well. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund produced strong returns for the year, beating its MSCI EAFE benchmark by 9.6%. Drivers of the international markets included strong corporate cash flow, sustained global demand, and slowly recovering local economies in Europe and Japan. China and India continued to drive an increasing share of world growth. The tightening of credit by central banks in many markets around the world gave way to selective easing and aggressive adding of liquidity as concerns about the credit market accelerated. The weak US dollar also helped international equity returns for US investors. The GE International Equity Fund's relative outperformance was driven by substantial contributions from holdings in materials (metals & mining and agricultural chemicals), energy (oil & gas and service companies), industrials and telecommunications services. Of particular note were CVRD, Potash and BHP Billiton in materials; Saipem and Petrobras in energy; ABB and Sandvik in industrials and Singapore Telecom and Telenor in telecom services.

The GE Fixed Income Fund modestly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. Over the last fiscal year, attention in the fixed income markets fixated on the U.S. housing market as delinquency levels on sub-prime mortgages spiked, raising concerns for the housing market and overall economy. This resulted in a flight to quality and decline in treasury yields early in 2007. The Federal Reserve held its target for fed funds steady at 5.25% through its August, 2007 meeting and Treasury yields moved higher to hit a peak in mid-June. August however brought a spate of marked-to-market losses at US and non-US hedge funds commercial paper issuers with heavy exposure to sub-prime mortgages, shaking global markets and triggering an extensive repricing of risk and seizing up credit markets from commercial paper to high yield bonds. Investors and lenders became unwilling to lend, causing a liquidity crisis. Treasury bonds rallied in the ensuing flight to quality and credit spreads widened dramatically. The Fed added resolves, by cutting the discount rate to provide liquidity and reducing its fed funds target rate by 50 bps. Relative to its benchmark over the past fiscal year, the GE Fixed Income Fund was helped by our allocations to both high yield and emerging markets debt. Relative weightings in high-grade sectors (mortgage-backed securities, asset-backed securities (ABS), corporate and government bonds) had a marginal impact on performance, while duration and yield curve positioning added slightly. The Fund's exposure to ABS securities backed by sub-prime collateral through the Fund's securities lending and mortgage roll programs however detracted from performance.

GE Conservative Strategy Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2007 - SEPTEMBER 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                           ACCOUNT VALUE AT THE              ACCOUNT VALUE AT THE                 EXPENSES PAID
                                        BEGINNING OF THE PERIOD ($)          END OF THE PERIOD ($)           DURING THE PERIOD ($)*
-----------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                          1,000.00                        1,062.61                            1.09
-----------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)                       1,000.00                        1,023.74                            1.07
-----------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.21% (FROM PERIOD APRIL 1, 2007 - SEPTEMBER 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 WAS 6.26%.

See Notes to Financial Statements.

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


GE Moderate Strategy Fund

[Line chart omitted -- plot points are as follows:]


                GE Moderate        MSCI EAFE         S&P 500      LB Aggregate        90 Day             Russell         Composite
                Strategy Fund         Index          Index         Bond Index         T-Bill           2000 Index        Index (M)
01/05/98         $10,000.00       $10,000.00       $10,000.00     $10,000.00       $10,000.00         $10,000.00        $10,000.00
09/98             10,220.00         9,944.75        10,609.12      10,832.19        10,377.94           8,380.56         10,136.00
09/99             11,857.11        13,023.05        13,559.15      10,792.55        10,851.30           9,971.26         11,970.54
09/00             13,077.76        13,437.18        15,354.87      11,547.00        11,476.10          12,318.86         13,228.80
09/01             11,766.50         9,582.02        11,261.50      13,042.68        11,995.89           9,713.94         11,265.44
09/02             10,799.94         8,094.04         8,954.02      14,163.88        12,209.16           8,820.15         10,370.74
09/03             12,171.59        10,199.16        11,142.38      14,930.11        12,347.68          12,044.49         12,501.98
09/04             13,413.75        12,451.23        12,688.16      15,479.25        12,485.90          14,305.21         14,092.63
09/05             14,889.47        15,662.99        14,242.64      15,911.91        12,828.33          16,865.50         15,807.63
09/06             16,285.18        18,664.13        15,780.23      16,495.95        13,414.12          18,537.03         17,389.52
09/07             18,813.71        23,304.96        18,374.86      17,343.15        14,060.84          20,821.27         19,761.03


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/07*
--------------------------------------------------------------------------------

                                                        TARGET           ACTUAL
--------------------------------------------------------------------------------
GE U.S. Equity Fund                                       33.0%            32.2%
GE Fixed Income Fund                                      34.0%            29.3%
GE International Equity Fund                              20.0%            23.0%
GE Small-Cap Equity Fund                                  12.0%            11.0%
GE Short Term Investment Fund+/Other                       1.0%             4.5%
--------------------------------------------------------------------------------
Total                                                    100.0%           100.0%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE
  FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2007

-------------------------------------------------------------------------------------------------------------

                                                                                            ENDING VALUE
                                              ONE           FIVE            SINCE           OF A $10,000
                                             YEAR           YEAR          INCEPTION          INVESTMENT
-------------------------------------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND                            15.53%         11.74%            6.71%              $18,814
MSCI EAFE Index                             24.86%         23.55%            9.07%              $23,305
S&P 500 Index                               16.44%         15.46%            6.44%              $18,375
LB Aggregate Bond Index                      5.14%          4.13%            5.81%              $17,343
90 Day T-Bill                                4.84%          2.87%            3.56%              $14,061
Russell 2000 Index                          12.32%         18.74%            7.81%              $20,821
Composite Index (M)**                       13.64%         13.76%            7.23%              $19,753
-------------------------------------------------------------------------------------------------------------

*   AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Strategy Fund returned 15.53% for the twelve-month period ended September 30, 2007. The Fund's Composite Index returned 13.64% and the Lipper peer group of 627 Mixed-Asset Target Allocation Growth Funds returned 14.04% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 65%, with U.S. Equities accounting for 45% of the Fund, 33% to large-cap core equities and 12% to small-cap equities. The target allocation to core international equities is 20% of the Fund. Approximately 34% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. Also contributing to overall Fund performance were the outperformance of the underlying GE International Equity and GE Small-Cap Funds versus their respective benchmarks.

The GE U.S. Equity Fund slightly outperformed the S&P 500 Index overall. Underweighting financials helped the Fund, as we avoided the stocks most exposed to seizing credit markets. For example, we were underweight commercial banks, capital markets and consumer finance companies. Within mortgages, we focused on the government-sponsored entities (e.g. Fannie Mae) and underweighted sub-prime. Also contributing to performance were key cyclicals benefiting from the boom in global development and infrastructure investing. The Fund's utilities holdings also outperformed the S&P 500 utility portion of the index, however, we have taken advantage of strength in these holdings to take some profits. Carefully navigating the consumer space with the slowing U.S. economy also added to returns. Our focus on solid media companies and high quality multinational consumer staples leaders

GE Moderate Strategy Fund                                    Performance Summary
--------------------------------------------------------------------------------

also added to performance. Weakness among the Fund's healthcare holdings was the primary detractor from returns this year. Our continued underweight in telecom was another key detractor, but we continue to believe that the cable companies will be more successful taking market share from phone companies than vice versa, and hence our larger relative weighting in media.

In the GE U.S. Equity Fund, we remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of the Fund's holdings. We had expected the companies held by the Fund to demonstrate the kind of financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the last fiscal year. We believe that many of the Fund's stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of the Fund's multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The GE Small-Cap Equity Fund handily outperformed its benchmark, the Russell 2000 Index, over the last twelve months despite significant disruptions in the financial markets following the sub-prime mortgage market meltdown which led to a virtual halt in credit market activity. The primary drivers of the Fund's outperformance came from strong stock selection in the Energy, Industrials, and Financials sectors. Another key source of strength came from solid selections in the Industrials sector. The Fund's Financials holdings also delivered strong performance, which was largely due to an avoidance of the carnage from this summer's sub-prime mortgage crisis. In the future, we believe companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets should perform well. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund produced strong returns for the year, beating its MSCI EAFE benchmark by 9.6%. Drivers of the international markets included strong corporate cash flow, sustained global demand, and slowly recovering local economies in Europe and Japan. China and India continued to drive an increasing share of world growth. The tightening of credit by central banks in many markets around the world gave way to selective easing and aggressive adding of liquidity as concerns about the credit market accelerated. The weak US dollar also helped international equity returns for US investors. The GE International Equity Fund's relative outperformance was driven by substantial contributions from holdings in materials (metals & mining and agricultural chemicals), energy (oil & gas and service companies), industrials and telecommunications services. Of particular note were CVRD, Potash and BHP Billiton in materials; Saipem and Petrobras in energy; ABB and Sandvik in industrials and Singapore Telecom and Telenor in telecom services.

The GE Fixed Income Fund modestly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. Over the last fiscal year, attention in the fixed income markets fixated on the U.S. housing market as delinquency levels on sub-prime mortgages spiked, raising concerns for the housing market and overall economy. This resulted in a flight to quality and decline in treasury yields early in 2007. The Federal Reserve held its target for fed funds steady at 5.25% through its August, 2007 meeting and Treasury yields moved higher to hit a peak in mid-June. August however brought a spate of marked-to-market losses at US and non-US hedge funds commercial paper issuers with heavy exposure to sub-prime mortgages, shaking global markets and triggering an extensive repricing of risk and seizing up credit markets from commercial paper to high yield bonds. Investors and lenders became unwilling to lend, causing a liquidity crisis. Treasury bonds rallied in the ensuing flight to quality and credit spreads widened dramatically. The Fed added resolves, by cutting the discount rate to provide liquidity and reducing its fed funds target rate by 50 bps. Relative to its benchmark over the past fiscal year, the GE Fixed Income Fund was helped by our allocations to both high yield and emerging markets debt. Relative weightings in high-grade sectors (mortgage-backed securities, asset-backed securities (ABS), corporate and government bonds) had a marginal impact on performance, while duration and yield curve positioning added slightly. The Fund's exposure to ABS securities backed by sub-prime collateral through the Fund's securities lending and mortgage roll programs however detracted from performance.

GE Moderate Strategy Fund                     Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2007 - SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE                 EXPENSES PAID
                                           BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)           DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                           1,000.00                        1,078.18                           1.04
------------------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)                        1,000.00                        1,023.78                           1.01
------------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2007 - SEPTEMBER 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 WAS 7.82%.

See Notes to Financial Statements.

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


GE Aggressive Strategy Fund

[Line chart omitted -- plot points are as follows:]


              GE Aggressive         MSCI EAFE         S&P 500         LB Aggregate        90 Day          Russell         Composite
               Strategy Fund           Index            Index          Bond Index         T-Bill         2000 Index        Index (A)
01/05/98        $10,000.00         $10,000.00        $10,000.00       $10,000.00       $10,000.00       $10,000.00       $10,000.00
09/98            10,150.00           9,944.75         10,609.12        10,832.19        10,377.94         8,380.56         9,764.43
09/99            12,267.54          13,023.05         13,559.15        10,792.55        10,851.30         9,971.26        12,027.46
09/00            13,690.94          13,437.18         15,354.87        11,547.00        11,476.10        12,318.86        13,443.10
09/01            11,731.25           9,582.02         11,261.50        13,042.68        11,995.89         9,713.94        10,618.21
09/02            10,397.30           8,094.04          8,954.02        14,163.88        12,209.16         8,820.15         9,417.38
09/03            11,867.74          10,199.16         11,142.38        14,930.11        12,347.68        12,044.49        11,806.32
09/04            13,363.49          12,451.23         12,688.16        15,479.25        12,485.90        14,305.21        13,629.47
09/05            15,196.66          15,662.99         14,242.64        15,911.91        12,828.33        16,865.50        15,665.88
09/06            16,810.06          18,664.13         15,780.23        16,495.95        13,414.12        18,537.03        17,473.03
09/07            19,869.65          23,304.96         18,374.86        17,343.15        14,060.84        20,821.27        20,176.47


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/07*
-------------------------------------------------------------------------------

                                                       TARGET           ACTUAL
-------------------------------------------------------------------------------
GE U.S. Equity Fund                                      35.0%            34.7%
GE International Equity Fund                             25.0%            27.8%
GE Small-Cap Equity Fund                                 20.0%            17.7%
GE Fixed Income Fund                                     19.0%            17.4%
GE Short Term Investment Fund+/Other                      1.0%             2.4%
-------------------------------------------------------------------------------
Total                                                   100.0%           100.0%
-------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE
  FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through September 30, 2007

------------------------------------------------------------------------------------------------------------

                                                                                            ENDING VALUE
                                              ONE           FIVE            SINCE           OF A $10,000
                                             YEAR           YEAR          INCEPTION          INVESTMENT
------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND                            18.20%         13.83%            7.31%              $19,870
MSCI EAFE Index                             24.86%         23.55%            9.07%              $23,305
S&P 500 Index                               16.44%         15.46%            6.44%              $18,375
LB Aggregate Bond Index                      5.14%          4.13%            5.81%              $17,343
90 Day T-Bill                                4.84%          2.87%            3.56%              $14,061
Russell 2000 Index                          12.32%         18.74%            7.81%              $20,821
Composite Index (A)**                       15.47%         16.46%            7.47%              $20,188
------------------------------------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS

** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Strategy Fund returned 18.20% for the twelve-month period ended September 30, 2007. The Fund's Composite Index returned 15.47% and the Lipper peer group of 120 Global Multi-Cap Core Funds returned 20.36% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 80%, with U.S. Equities accounting for 55% of the Fund, 35% to large-cap core equities and 20% to small-cap equities. The target allocation to core international equities is 25% of the Fund. Approximately 19% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the outperformance of the underlying GE International Equity and GE Small-Cap Funds versus their respective benchmarks.

The GE U.S. Equity Fund slightly outperformed the S&P 500 Index overall. Underweighting financials helped the Fund, as we avoided the stocks most exposed to seizing credit markets. For example, we were underweight commercial banks, capital markets and consumer finance companies. Within mortgages, we focused on the government-sponsored entities (e.g. Fannie Mae) and underweighted sub-prime. Also contributing to performance were key cyclicals benefiting from the boom in global development and infrastructure investing. The Fund's utilities holdings also outperformed the S&P 500 utility portion of the index, however, we have taken advantage of strength in these holdings to take some profits. Carefully navigating the consumer space with the slowing U.S. economy also added to returns. Our focus on solid media companies and high quality multinational consumer staples leaders also added to performance. Weakness among the Fund's healthcare holdings was the primary detractor from

GE Aggressive Strategy Fund                                  Performance Summary
--------------------------------------------------------------------------------

returns this year. Our continued underweight in telecom was another key detractor, but we continue to believe that the cable companies will be more successful taking market share from phone companies than vice versa, and hence our larger relative weighting in media.

In the GE U.S. Equity Fund, we remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of the Fund's holdings. We had expected the companies held by the Fund to demonstrate the kind of financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the last fiscal year. We believe that many of the Fund's stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of the Fund's multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The GE Small-Cap Equity Fund handily outperformed its benchmark, the Russell 2000 Index, over the last twelve months despite significant disruptions in the financial markets following the sub-prime mortgage market meltdown which led to a virtual halt in credit market activity. The primary drivers of the Fund's outperformance came from strong stock selection in the Energy, Industrials, and Financials sectors. Another key source of strength came from solid selections in the Industrials sector. The Fund's Financials holdings also delivered strong performance, which was largely due to an avoidance of the carnage from this summer's sub-prime mortgage crisis. In the future, we believe companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets should perform well. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund produced strong returns for the year, beating its MSCI EAFE benchmark by 9.6%. Drivers of the international markets included strong corporate cash flow, sustained global demand, and slowly recovering local economies in Europe and Japan. China and India continued to drive an increasing share of world growth. The tightening of credit by central banks in many markets around the world gave way to selective easing and aggressive adding of liquidity as concerns about the credit market accelerated. The weak US dollar also helped international equity returns for US investors. The GE International Equity Fund's relative outperformance was driven by substantial contributions from holdings in materials (metals & mining and agricultural chemicals), energy (oil & gas and service companies), industrials and telecommunications services. Of particular note were CVRD, Potash and BHP Billiton in materials; Saipem and Petrobras in energy; ABB and Sandvik in industrials and Singapore Telecom and Telenor in telecom services.

The GE Fixed Income Fund modestly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. Over the last fiscal year, attention in the fixed income markets fixated on the U.S. housing market as delinquency levels on sub-prime mortgages spiked, raising concerns for the housing market and overall economy. This resulted in a flight to quality and decline in treasury yields early in 2007. The Federal Reserve held its target for fed funds steady at 5.25% through its August, 2007 meeting and Treasury yields moved higher to hit a peak in mid-June. August however brought a spate of marked-to-market losses at US and non-US hedge funds commercial paper issuers with heavy exposure to sub-prime mortgages, shaking global markets and triggering an extensive repricing of risk and seizing up credit markets from commercial paper to high yield bonds. Investors and lenders became unwilling to lend, causing a liquidity crisis. Treasury bonds rallied in the ensuing flight to quality and credit spreads widened dramatically. The Fed added resolves, by cutting the discount rate to provide liquidity and reducing its fed funds target rate by 50 bps. Relative to its benchmark over the past fiscal year, the GE Fixed Income Fund was helped by our allocations to both high yield and emerging markets debt. Relative weightings in high-grade sectors (mortgage-backed securities, asset-backed securities (ABS), corporate and government bonds) had a marginal impact on performance, while duration and yield curve positioning added slightly. The Fund's exposure to ABS securities backed by sub-prime collateral through the Fund's securities lending and mortgage roll programs however detracted from performance.

GE Aggressive Strategy Fund                   Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2007.

ACTUAL EXPENSES

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2007 - SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT VALUE AT THE             ACCOUNT VALUE AT THE                EXPENSES PAID
                                           BEGINNING OF THE PERIOD ($)         END OF THE PERIOD ($)          DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                           1,000.00                         1,089.49                         1.05
------------------------------------------------------------------------------------------------------------------------------------

     Hypothetical 5% Return
       (2.5% for the period)                        1,000.00                         1,023.78                         1.01
------------------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2007 - SEPTEMBER 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).

** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 WAS 8.95%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------


The Asset Allocation Committee of the GE STRATEGY FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Ms. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management and President - International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has co-led the Asset Allocation Committee responsible for determining the asset allocations of the GE STRATEGY FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management and President - U.S. Equities at GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997 and has led the team of portfolio managers for the GE Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991, Senior Vice President
- International Equities in 1995, and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE Strategy Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated

---------------------------------------------------------------------------------------------------------------------------------

                                                                                      GE CONSERVATIVE
                                                                                          STRATEGY
                                                                                            FUND

                                                                9/30/07       9/30/06       9/30/05      9/30/04        9/30/03
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                    --            --             --            --           1/5/98

Net asset value, beginning of period ......................     $11.06        $10.57         $10.11       $  9.61        $  9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ..................................       0.40          0.32           0.31          0.24           0.15
   Net realized and unrealized gains (losses)
      on investments ......................................       0.94          0.46           0.46          0.47           0.77
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .........       1.34          0.78           0.77          0.71           0.92
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..................................       0.35          0.29           0.31          0.21           0.84
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................................       0.35          0.29           0.31          0.21           0.84
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ............................     $12.05        $11.06         $10.57        $10.11        $  9.61
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A) ...........................................      12.37%         7.55%          7.69%         7.50%         10.25%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...............     $3,092        $3,318         $2,873        $2,521         $2,625
   Ratios to average net assets:
      Net investment income* ..............................       3.32%         3.07%          2.92%         2.12%          2.22%
      Net expenses* .......................................       0.20%         0.20%          0.20%         0.20%          0.20%
      Gross expenses* .....................................       0.26%         0.21%          0.21%         0.21%          0.21%
   Portfolio turnover rate ................................         40%            9%            20%           44%            30%
----------------------------------------------------------------------------------------------------------------------------------


                                                                                            GE MODERATE
                                                                                              STRATEGY
                                                                                                FUND

                                                                  9/30/07       9/30/06       9/30/05      9/30/04        9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                      --            --            --            --           1/5/98

Net asset value, beginning of period ........................    $ 10.52       $  9.82        $  9.07       $  8.35        $  7.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ....................................       0.29          0.23           0.25          0.13           0.14
   Net realized and unrealized gains (losses)
      on investments ........................................       1.32          0.68           0.74          0.72           0.81
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...........       1.61          0.91           0.99          0.85           0.95
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................       0.27          0.21           0.24          0.13           0.31
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................................       0.27          0.21           0.24          0.13           0.31
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............................    $ 11.86       $ 10.52        $  9.82       $  9.07        $  8.35
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A) .............................................      15.53%         9.37%         11.00%        10.21%         12.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................    $19,117       $19,356        $16,969       $15,065        $13,962
   Ratios to average net assets:
      Net investment income* ................................       2.58%         2.28%          2.63%         1.42%          1.59%
      Net expenses* .........................................       0.20%         0.20%          0.20%         0.20%          0.20%
      Gross expenses* .......................................       0.33%         0.20%          0.21%         0.21%          0.21%
   Portfolio turnover rate ..................................         16%            6%            11%           16%            22%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                        GE AGGRESSIVE
                                                                                           STRATEGY
                                                                                             FUND

                                                                9/30/07       9/30/06       9/30/05      9/30/04        9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                    --            --            --            --           1/5/98

Net asset value, beginning of period .......................    $12.06        $11.07       $  9.98        $  8.93       $   7.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...................................      0.25          0.19          0.28           0.08           0.09
   Net realized and unrealized gains (losses)
      on investments .......................................      1.92          0.97          1.08           1.04           1.02
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..........      2.17          1.16          1.36           1.12           1.11
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................      0.23          0.17          0.27           0.07           0.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................      0.23          0.17          0.27           0.07           0.16
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................    $14.00        $12.06        $11.07        $  9.98        $  8.93
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(A) ............................................     18.20%        10.62%        13.72%         12.60%         14.14%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................    $9,634        $9,518        $7,353         $6,200         $5,439
   Ratios to average net assets:
      Net investment income* ...............................      1.99%         1.64%         2.55%          0.78%          0.95%
      Net expenses* ........................................      0.20%         0.20%         0.20%          0.20%          0.20%
      Gross expenses* ......................................      0.31%         0.21%         0.21%          0.21%          0.21%
   Portfolio turnover rate .................................        18%            8%            6%            16%            19%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

* EXPENSE RATIOS DON'T INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

See Notes to Financial Statements.

12 & 13

Statement of Net Assets
----------------------------------------------------------------------------------------------------------------------------------

GE Conservative Strategy Fund
September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER
                                                                                             OF SHARES                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.4%
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..........................................................      25,219                $  782,540
GE Fixed Income Fund (Class A) .........................................................     128,297                 1,519,043
GE International Equity Fund (Class A) .................................................      18,181                   455,431
GE Small-Cap Equity Fund (Class A) .....................................................       7,704                   124,264
GEI Short-Term Investment Fund .........................................................     192,358                   192,358

TOTAL AFFILIATED INVESTMENTS
   COST ($2,883,951) ...................................................................                             3,073,636
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Other assets ...........................................................................                                24,407
LIABILITIES
  Payable to GEAM ......................................................................                                   491
  Other liabilities ....................................................................                                 5,385
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...........................................................                               18,531
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................                            $3,092,167
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------------
Capital paid in ........................................................................                             2,995,412
Undistributed net investment income ....................................................                                59,906
Accumulated net realized loss ..........................................................                              (152,836)
Net unrealized appreciation on:
   Affiliated investments ..............................................................                               189,685
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................                            $3,092,167
----------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized) .............................                               256,711
Net asset value, offering and redemption price per share ...............................                                $12.05



See Notes to Financial Statements.

Statement of Net Assets
-----------------------------------------------------------------------------------------------------------------------------------

GE Moderate Strategy Fund
September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                               NUMBER
                                                                                              OF SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.0%
-----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..........................................................      198,348               $ 6,154,739
GE Fixed Income Fund (Class A) .........................................................      473,187                 5,602,538
GE International Equity Fund (Class A) .................................................      175,513                 4,396,605
GE Small-Cap Equity Fund (Class A) .....................................................      130,206                 2,100,219
GEI Short-Term Investment Fund .........................................................      868,166                   868,166

TOTAL AFFILIATED INVESTMENTS
   COST ($15,859,966) ..................................................................                             19,122,267
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%*
-----------------------------------------------------------------------------------------------------------------------------------
Other assets ...........................................................................                                 24,169
LIABILITIES
  Payable to GEAM ......................................................................                                  3,085
  Other liabilities ....................................................................                                 26,281
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...........................................................                                (5,197)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................                            $19,117,070
-----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------------

Capital paid in ........................................................................                             18,607,230
Undistributed net investment income ....................................................                                209,948
Accumulated net realized loss ..........................................................                             (2,962,409)
Net unrealized appreciation on:
   Affiliated investments ..............................................................                              3,262,301
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................                            $19,117,070
-----------------------------------------------------------------------------------------------------------------------------------

Shares outstanding (unlimited number of shares authorized) .............................                              1,611,392
Net asset value, offering and redemption price per share ...............................                                 $11.86

* less than 0.1%


See Notes to Financial Statements.

Statement of Net Assets
---------------------------------------------------------------------------------------------------------------------------------

GE Aggressive Strategy Fund
September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------


                                                                                            NUMBER
                                                                                           OF SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 101.2%
---------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .........................................................      107,730                $3,342,868
GE Fixed Income Fund (Class A) ........................................................      141,146                 1,671,165
GE International Equity Fund (Class A) ................................................      106,896                 2,677,761
GE Small-Cap Equity Fund (Class A) ....................................................      105,920                 1,708,484
GEI Short-Term Investment Fund ........................................................      347,012                   347,012

TOTAL AFFILIATED INVESTMENTS
   COST ($7,873,842) ..................................................................                              9,747,290
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.2)%
---------------------------------------------------------------------------------------------------------------------------------
Other assets ..........................................................................                                  9,028
LIABILITIES
  Payable to GEAM .....................................................................                                  1,542
  Other liabilities ...................................................................                                120,411
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................................                               (112,925)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                             $9,634,365
---------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Capital paid in .......................................................................                              8,348,002
Undistributed net investment income ...................................................                                 54,408
Accumulated net realized loss .........................................................                               (641,493)
Net unrealized appreciation on:
   Affiliated investments .............................................................                              1,873,448
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                             $9,634,365
---------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized) ............................                                688,227
Net asset value, offering and redemption price per share ..............................                                 $14.00


See Notes to Financial Statements.


Statements of Operations
-----------------------------------------------------------------------------------------------------------------------------------
For the year ended September 30, 2007



                                                                  GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                                     STRATEGY                 STRATEGY                STRATEGY
                                                                       FUND                     FUND                    FUND
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   AFFILIATED INCOME:
      Dividend ...............................................       $110,810                $  523,021              $  204,168
      Interest ...............................................          4,897                    14,909                   8,953
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..............................................        115,707                   537,930                 213,121
-----------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .......................          6,557                    38,686                  19,458
      Transfer agent fees ....................................          1,765                    23,837                  10,295
      Trustees fees ..........................................             82                       488                     243
      Other expenses .........................................            187                        42                      62
-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .......................          8,591                    63,053                  30,058
-----------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses waived or borne by  the adviser .........         (1,846)                  (24,325)                (10,538)
-----------------------------------------------------------------------------------------------------------------------------------
      Net expenses ...........................................          6,745                    38,728                  19,520
-----------------------------------------------------------------------------------------------------------------------------------

      NET INVESTMENT INCOME ..................................        108,962                   499,202                 193,601
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON AFFILIATED INVESTMENTS
      Net realized gain on affiliated investments ............        247,305                 1,570,908                 952,804
      Net change in unrealized appreciation
         on affiliated investments ...........................         15,719                   700,751                 438,407
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on affiliated investments ...........................        263,024                 2,271,659               1,391,211
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ........................................       $371,986                $2,770,861              $1,584,812
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------


                                                                      GE CONSERVATIVE
                                                                         STRATEGY
                                                                           FUND

                                                               YEAR                YEAR
                                                              ENDED               ENDED
                                                              9/30/07             9/30/06
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .............................    $ 108,962           $   92,969
      Net realized gain on
         affiliated investments .........................      247,305               72,437
      Net change in unrealized
         appreciation on
         affiliated investments .........................       15,719               55,463
------------------------------------------------------------------------------------------------
      Net increase in net assets
         resulting from operations ......................      371,986              220,869
------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .............................     (104,350)             (79,418)
------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS .................................     (104,350)             (79,418)
------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ...................      267,636              141,451
------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ......................    1,355,649              798,969
      Value of distributions reinvested .................      104,350               79,418
      Cost of shares redeemed ...........................   (1,953,854)            (574,580)
------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .............................     (493,855)             303,807
------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS .....................................     (226,219)             445,258
------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of period ..................................    3,318,386            2,873,128
------------------------------------------------------------------------------------------------
   End of period ........................................   $3,092,167           $3,318,386
------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD ................................    $  59,906           $   55,294


CHANGES IN FUND SHARES

Shares sold by subscription .............................      118,100               74,680
Shares issued for
   distributions reinvested .............................        9,325                7,564
Shares redeemed .........................................     (170,704)             (53,979)
------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares ..........................................      (43,279)              28,265
------------------------------------------------------------------------------------------------



Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------



                                                                       GE MODERATE                        GE AGGRESSIVE
                                                                         STRATEGY                            STRATEGY
                                                                          FUND                                 FUND

                                                               YEAR               YEAR                 YEAR               YEAR
                                                              ENDED              ENDED                ENDED              ENDED
                                                              9/30/07            9/30/06              9/30/07            9/30/06
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .............................    $   499,202        $   413,504          $  193,601         $  139,107
      Net realized gain on
         affiliated investments .........................      1,570,908            473,755             952,804            222,160
      Net change in unrealized
         appreciation on
         affiliated investments .........................        700,751            714,799             438,407            472,382
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets
         resulting from operations ......................      2,770,861          1,602,058           1,584,812            833,649
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .............................       (490,390)          (354,034)           (186,705)          (119,003)
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS .................................       (490,390)          (354,034)           (186,705)          (119,003)
------------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions ...................      2,280,471          1,248,024           1,398,107            714,646
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ......................      3,356,939          3,902,341           2,430,946          2,821,542
      Value of distributions reinvested .................        490,390            354,034             186,705            119,002
      Cost of shares redeemed ...........................     (6,366,649)        (3,117,385)         (3,898,942)        (1,490,650)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from
         share transactions .............................     (2,519,320)         1,138,990          (1,281,291)         1,449,894
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS .....................................       (238,849)         2,387,014             116,816          2,164,540
------------------------------------------------------------------------------------------------------------------------------------


NET ASSETS
   Beginning of period ..................................     19,355,919         16,968,905           9,517,549          7,353,009
------------------------------------------------------------------------------------------------------------------------------------
   End of period ........................................    $19,117,070        $19,355,919          $9,634,365         $9,517,549
------------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD ................................     $  209,948        $   201,136          $   54,408         $   47,512


CHANGES IN FUND SHARES

Shares sold by subscription .............................        300,868            383,664             186,646            242,160
Shares issued for
   distributions reinvested .............................         45,197             35,834              14,759             10,569
Shares redeemed .........................................       (574,554)          (307,940)           (302,107)          (127,739)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   fund shares ..........................................       (228,489)           111,558            (100,702)           124,990
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in fixed income funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the Underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At September 30, 2007, information on the tax cost of investments is as follows:



                                                                                                                       NET TAX
                                             COST OF                   GROSS TAX              GROSS TAX             APPRECIATION/
                                           INVESTMENTS                UNREALIZED             UNREALIZED           (DEPRECIATION) ON
                                        FOR TAX PURPOSES             APPRECIATION           DEPRECIATION             INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund             $  2,925,137                 $   217,341          $  (68,842)              $   148,499
GE Moderate Strategy Fund                   16,298,000                   3,494,335            (670,068)                2,824,267
GE Aggressive Strategy Fund                  8,023,697                   1,910,712            (187,119)                1,723,593



                                      NET TAX APPRECIATION/          UNDISTRIBUTED          UNDISTRIBUTED
                                        (DEPRECIATION) ON               INCOME/            LONG-TERM GAIN/          POST OCTOBER
                                     DERIVATIVES, CURRENCY           (ACCUMULATED           (ACCUMULATED               LOSSES
                                      AND OTHER NET ASSETS           ORDINAY LOSS)          CAPITAL LOSS)        (SEE DETAIL BELOW)
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Strategy Fund                 $--                      $  56,331            $   (108,075)               $--
GE Moderate Strategy Fund                      --                        198,603              (2,513,030)                --
GE Aggressive Strategy Fund                    --                         47,967                (485,197)                --

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

As of September 30, 2007, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended September 30, 2007, GE Conservative Strategy Fund, GE Moderate Strategy Fund and GE Aggressive Strategy Fund utilized capital loss carryovers in the amount of $266,049; $1,226,024 and $833,509, respectively.

 FUND                                             AMOUNT           EXPIRES
--------------------------------------------------------------------------------

GE Conservative Strategy Fund                   $  108,075         09/30/11
--------------------------------------------------------------------------------
GE Moderate Strategy Fund                        2,101,230         09/30/11

                                                   411,800         09/30/12
--------------------------------------------------------------------------------
GE Aggressive Strategy Fund                        349,069         09/30/11

                                                   136,128         09/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds did not incur net capital or currency losses after October 31, 2006.

The tax composition of distributions paid during the year ended September 30, 2007 and September 30, 2006 were as follows:

                                                 YEAR ENDED SEPTEMBER 30, 2007
                                              ---------------------------------
                                              ORDINARY             LONG-TERM
                                               INCOME            CAPITAL GAINS
-------------------------------------------------------------------------------

GE Conservative Strategy Fund                 $104,350                $--
GE Moderate Strategy Fund                      490,390                 --
GE Aggressive Strategy Fund                    186,705                 --

                                                 YEAR ENDED SEPTEMBER 30, 2006
                                              ---------------------------------
                                              ORDINARY             LONG-TERM
                                               INCOME            CAPITAL GAINS
-------------------------------------------------------------------------------
GE Conservative Strategy Fund                $  79,418                $--
GE Moderate Strategy Fund                      354,034                 --
GE Aggressive Strategy Fund                    119,003                 --


On July 13, 2006, the FASB released FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 will require financial statements to be adjusted to reflect only those tax positions that are more likely that not to be sustained as of the adoption date. Adoption of FIN48 is required for fiscal years beginning after December 15, 2006 and is applied to all open years as of the effective date. At this time, management does not anticipate any impact on the financial statements.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended September 30, 2007.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees,

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2007, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended September 30, 2007, were as follows:

                                                 PURCHASES             SALES
--------------------------------------------------------------------------------

GE Conservative Strategy Fund                   $1,260,323          $1,742,809

GE Moderate Strategy Fund                        2,964,488           5,263,198

GE Aggressive Strategy Fund                      1,664,552           2,377,746


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at September 30, 2007.

                             5% OR GREATER SHAREHOLDERS
                             --------------------------
                                               % OF             % OF FUND HELD
                             NUMBER          FUND HELD         BY GE AFFILIATES*
--------------------------------------------------------------------------------

GE Conservative
  Strategy Fund                 2               97%                   97%
GE Moderate
  Strategy Fund                 1               96%                   96%
GE Aggressive
  Strategy Fund                 2               99%                   99%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------


6.   OTHER INFORMATION

Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.


                                                                                 GE U.S. EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                                9/30/07        9/30/06       9/30/05         9/30/04       9/30/03
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                    --             --            --              --          1/5/93
Net asset value, beginning of period ......................     $30.00         $28.69        $26.41          $24.19        $20.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........................       0.34           0.29          0.36            0.20          0.16
  Net realized and unrealized
   gains (losses) on investments ..........................       4.27           2.76          2.11            2.19          3.91
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................................       4.61           3.05          2.47            2.39          4.07
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................................       0.42           0.46          0.19            0.17          0.19
  Net realized gains ......................................       3.16           1.28            --              --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................................       3.58           1.74          0.19            0.17          0.19
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............................     $31.03         $30.00        $28.69          $26.41        $24.19
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................................      16.59%         11.13%         9.40%           9.87%        20.09%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................    $316,324       $298,764      $339,327        $337,920      $315,980
  Ratios to average net assets:
   Net investment income ..................................       1.15%          1.00%         1.28%           0.77%         0.72%
   Net expenses ...........................................       0.76%          0.80%         0.78%           0.78%         0.83%
   Gross expenses .........................................       0.76%          0.80%         0.78%           0.78%         0.83%
  Portfolio turnover rate .................................         53%            46%           36%             29%           26%
-----------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                                                                  September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------


                                                                                 GE FIXED INCOME FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                              9/30/07        9/30/06       9/30/05         9/30/04       9/30/03
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --             --            --              --          1/5/93
Net asset value, beginning of period .....................     $11.90         $12.12        $12.56          $12.78        $12.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..............................       0.61           0.57          0.48            0.41          0.41
  Net realized and unrealized
   gains (losses) on investments .........................      (0.07)         (0.20)        (0.22)          (0.04)         0.16
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..................................       0.54           0.37          0.26            0.37          0.57
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..................................       0.60           0.56          0.47            0.42          0.44
  Net realized gains .....................................         --           0.03          0.23            0.17          0.10

----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................................       0.60           0.59          0.70            0.59          0.54
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........................     $11.84         $11.90        $12.12          $12.56        $12.78
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................................       4.77%         3.13%         2.11%           2.99%         4.58%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............   $121,475       $130,779      $142,688        $153,014      $167,091
  Ratios to average net assets:
   Net investment income .................................       5.10%          4.84%        3.85%           3.30%         3.20%
   Net expenses ..........................................       0.82%          0.80%        0.80%           0.78%         0.78%
   Gross expenses ........................................       0.83%          0.86%        0.81%           0.79%         0.78%
  Portfolio turnover rate ................................        385%           337%         311%            363%          381%
----------------------------------------------------------------------------------------------------------------------------------


                                                                          GE INTERNATIONAL EQUITY FUND CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                             9/30/07        9/30/06       9/30/05         9/30/04       9/30/03
----------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                                   --             --            --              --          3/2/94
Net asset value, beginning of period .....................     $18.79         $15.87        $12.73          $10.58         $9.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......................       0.23           0.16          0.14            0.09          0.07
  Net realized and unrealized
   gains (losses) on investments .........................       6.21           2.90          3.07            2.11          1.17
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................................       6.44           3.06          3.21            2.20          1.24
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..................................       0.16           0.14          0.07            0.05          0.07
  Net realized gains .....................................       0.02             --            --              --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................................       0.18           0.14          0.07            0.05          0.07
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........................     $25.05         $18.79        $15.87          $12.73        $10.58
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................................     34.50%         19.38%        25.32%          20.88%        13.18%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................................    $56,956        $40,564       $28,881         $23,144       $19,694
  Ratios to average net assets:
   Net investment income (loss) ..........................      1.06%          0.90%         0.97%           0.69%         0.75%
   Net expenses ..........................................      1.45%          1.58%         1.42%           1.58%         1.51%
   Gross expenses ........................................      1.45%          1.58%         1.43%           1.58%         1.51%
  Portfolio turnover rate ................................        38%            39%           66%             31%           68%
----------------------------------------------------------------------------------------------------------------------------------


Notes To Financial Statements                                                                                    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------


                                                                             GE SMALL-CAP EQUITY FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                              9/30/07        9/30/06       9/30/05         9/30/04       9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --             --            --              --         9/30/98
Net asset value, beginning of period ......................    $16.16         $15.70        $14.87          $12.67        $11.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ........................     (0.01)         (0.02)         0.04           (0.06)        (0.01)
  Net realized and unrealized
    gains (losses) on investments .........................      2.24           1.03          2.89            2.26          1.19
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...................................      2.23           1.01          2.93            2.20          1.18
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...................................        --           0.02            --              --            --
  Net realized gains ......................................      2.26           0.53          2.10              --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .......................................      2.26           0.55          2.10              --            --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ............................    $16.13         $16.16        $15.70          $14.87        $12.67
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) ..........................................    14.87%          6.60%        20.87%          17.36%        10.27%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ................   $58,523        $59,397       $56,235         $48,852       $51,902
  Ratios to average net assets:
   Net investment income (loss) ...........................    (0.03%)        (0.13%)        0.26%          (0.38%)       (0.06%)
   Net expenses ...........................................     1.24%          1.21%         1.21%           1.24%         1.24%
   Gross expenses .........................................     1.24%          1.21%         1.21%           1.25%         1.24%
  Portfolio turnover rate .................................       37%            38%           34%             93%          122%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD
    HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
GE Lifestyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund, each a series of GE Lifestyle Funds (collectively, the "Funds"), as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Strategy Fund, GE Moderate Strategy Fund, and GE Aggressive Strategy Fund as of September 30, 2007, the results of their operations, changes in their net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.


                                                        KPMG LLP
                                                       [Signature omitted]



Boston, Massachusetts
November 26, 2007

Tax Information  (unaudited)
--------------------------------------------------------------------------------

Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Funds is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds at GE Asset Management since March 2007; Executive Vice President - GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999.


--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE Institutional Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - two year s

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   42

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   61

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   71

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


-----------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:
  Stephen V. Gelhaus
  Thomas R. Lincoln
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated


  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  William J. Lucas
  Matthew J. Simpson
  Robert P. Quinn

  SECRETARY
  Jeanne M. LaPorta

  ASSISTANT SECRETARY
  Joseph A. Carucci
  Joon Won Choe

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Scott R. Fuchs
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member FINRA and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER

  James W. Ireland III, CHIEF EXECUTIVE OFFICER

  Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

  Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

  D. Scott Dolfi, EVP, CHIEF OPERATING OFFICER

  Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

  Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

  Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

  Judith M. Studer, EVP, PRESIDENT - U.S. EQUITIES

  Donald W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

  John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                      [This page intentionally left blank.]


32


GE LifeStyle Funds

GE ALLOCATION FUNDS
----------------------------------
GE CONSERVATIVE ALLOCATION FUND
GE MODERATE ALLOCATION FUND
GE AGGRESSIVE ALLOCATION FUND

Annual Report

SEPTEMBER 30, 2007

[Logo omitted]

GE LifeStyle Funds
--------------------------------------------------------------------------------

Table of Contents

NOTES TO PERFORMANCE .....................................................   1


PERFORMANCE SUMMARY

     GE Conservative Allocation Fund .....................................   2

     GE Moderate Allocation Fund .........................................   5

     GE Aggressive Allocation Fund .......................................   8

     Portfolio Management Team ...........................................  11

FINANCIAL STATEMENTS

     Financial Highlights ................................................  12

     Statements of Net Assets ............................................  14

     Statements of Operations ............................................  17

     Statements of Changes in Net Assets .................................  18

     Notes to Financial Statements .......................................  19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................  26

TAX INFORMATION .........................................................   27

ADDITIONAL INFORMATION ..................................................   28

INVESTMENT TEAM .........................................................   31


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied with or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

Notes to Performance                                          September 30, 2007
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 or visit the Funds' website at http://www.geam.com for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of both the Funds and the underlying GE Funds on an annualized basis. This agreement is effective until January 29, 2008. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These agreements may be renewed or discontinued at the end of their terms without notice in the future.

          OTHER OPERATING EXPENSE LIMITS OF THE UNDERLYING GE FUNDS*
        -------------------------------------------------------------

        GE U.S. Equity Fund                                     0.30%
        GE Fixed Income Fund                                    0.25%
        GE International Equity Fund                            0.70%
        GE Small-Cap Equity Fund                                0.39%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING SEPTEMBER 30, 2007. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

Additional information about the expense limitations is contained in Footnote 3 to the Financial Statements.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The above indices/measures do not reflect the actual cost of investing in the instruments that comprise each index.

Total returns for the Composite Index are derived by applying the current target allocations for each underlying GE Fund to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------




GE Conservative Allocation Fund

[Line chart omitted -- plot points are as follows:]


             GE Conservative         MSCI EAFE         S&P 500         LB Aggregate        90 Day          Russell        Composite
             Allocation Fund            Index           Index           Bond Index         T-Bill         2000 Index      Index (C)
-----------------------------------------------------------------------------------------------------------------------------------
12/98          $10,000.00           $10,000.00        $10,000.00       $10,000.00       $10,000.00       $10,000.00      $10,000.00
09/99           10,270.00            10,853.10         10,535.63         9,929.98        10,344.43        10,229.68       10,242.71
09/00           11,279.16            11,198.23         11,930.93        10,624.14        10,940.05        12,638.12       11,213.04
09/01           10,943.67             7,985.43          8,750.33        12,000.27        11,435.56         9,965.69       10,483.26
09/02           10,584.27             6,745.38          6,957.39        13,031.86        11,638.86         9,048.74       10,087.57
09/03           11,680.67             8,499.74          8,657.77        13,736.86        11,770.91        12,356.64       11,564.28
09/04           12,594.80            10,376.56          9,858.86        14,242.11        11,902.67        14,675.94       12,651.17
09/05           13,557.74            13,053.17         11,066.71        14,640.18        12,229.11        17,302.59       13,780.76
09/06           14,610.88            15,554.25         12,261.44        15,177.55        12,787.54        19,017.44       14,873.20
09/07           16,398.55            19,421.80         14,277.50        15,957.04        13,404.05        21,360.88       16,503.48




PORTFOLIO ALLOCATION TO FUNDS AT 9/30/07*
--------------------------------------------------------------------------------
                                                         TARGET           ACTUAL
GE Fixed Income Fund                                      53.0%            48.8%
GE U.S. Equity Fund                                       28.0%            25.2%
GE International Equity Fund                              12.0%            14.6%
GE Small-Cap Equity Fund                                   5.0%             4.0%
GE Short Term Investment Fund+/Other                       2.0%             7.4%
--------------------------------------------------------------------------------
Total                                                    100.0%           100.0%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE
  FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2007

--------------------------------------------------------------------------------------------------------

                                                                                            ENDING VALUE
                                              ONE           FIVE            SINCE           OF A $10,000
                                             YEAR           YEAR          INCEPTION          INVESTMENT
--------------------------------------------------------------------------------------------------------
GE CONSERVATIVE
   ALLOCATION FUND                          12.24%          9.15%            5.82%              $16,399
MSCI EAFE Index                             24.86%         23.55%            7.88%              $19,422
S&P 500 Index                               16.44%         15.46%            4.15%              $14,278
LB Aggregate Bond Index                      5.14%          4.13%            5.49%              $15,957
90 Day T-Bill                                4.84%          2.87%            3.40%              $13,404
Russell 2000 Index                          12.32%         18.74%            9.06%              $21,361
Composite Index (C)**                       10.96%         10.35%            5.90%              $16,520
--------------------------------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS*
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Conservative Allocation Fund returned 12.24% for the twelve-month period ended September 30, 2007. The Fund's Composite Index returned 10.96% and the Lipper peer group of 442 Mixed-Asset Target Allocation Moderate Funds returned 11.69% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy and is structured with a conservative target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 45%, with U.S. Equities accounting for 33% of the Fund, 28% to large-cap core equities and 5% to small-cap equities. The target allocation to core international equities is 12% of the Fund. Approximately 53% of the Fund's target allocation is to fixed income securities with 2% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. Also contributing to overall Fund performance were the outperformance of the underlying GE International Equity and GE Small-Cap Funds versus their respective benchmarks.

The GE U.S. Equity Fund modestly outperformed the S&P 500 Index overall. Underweighting financials helped the Fund, as we avoided the stocks most exposed to seizing credit markets. For example, we were underweight commercial banks, capital markets and consumer finance companies. Within mortgages, we focused on the government-sponsored entities (e.g. Fannie Mae) and underweighted sub-prime. Also contributing to performance were key cyclicals benefiting from the boom in global development and infrastructure investing. The Fund's utilities holdings also outperformed the S&P 500 utility portion of the index, however, we have taken advantage of strength in these holdings to take some profits. Carefully navigating the consumer space with the slowing U.S. economy also added to returns. Our focus on solid media companies and high quality multinational consumer staples leaders also added to performance. Weakness among the Fund's healthcare holdings was the

GE Conservative Allocation Fund                              Performance Summary
--------------------------------------------------------------------------------

primary detractor from returns this year. Our continued underweight in telecom was another key detractor, but we continue to believe that the cable companies will be more successful taking market share from phone companies than vice versa, and hence our larger relative weighting in media.

In the GE U.S. Equity Fund, we remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of the Fund's holdings. We had expected the companies held by the Fund to demonstrate the kind of financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the last fiscal year. We believe that many of the Fund's stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of the Fund's multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The GE Small-Cap Equity Fund handily outperformed its benchmark, the Russell 2000 Index, over the last twelve months despite significant disruptions in the financial markets following the sub-prime mortgage market meltdown which led to a virtual halt in credit market activity. The primary drivers of the Fund's outperformance came from strong stock selection in the Energy, Industrials, and Financials sectors. Another key source of strength came from solid selections in the Industrials sector. The Fund's Financials holdings also delivered strong performance, which was largely due to an avoidance of the carnage from this summer's sub-prime mortgage crisis. In the future, we believe companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets should perform well. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund produced strong returns for the year, beating its MSCI EAFE benchmark by nearly 10.0%. Drivers of the international markets included strong corporate cash flow, sustained global demand, and slowly recovering local economies in Europe and Japan. China and India continued to drive an increasing share of world growth. The tightening of credit by central banks in many markets around the world gave way to selective easing and aggressive adding of liquidity as concerns about the credit market accelerated. The weak US dollar also helped international equity returns for US investors. The GE International Equity Fund's relative outperformance was driven by substantial contributions from holdings in materials (metals & mining and agricultural chemicals), energy (oil & gas and service companies), industrials and telecommunications services. Of particular note were CVRD, Potash and BHP Billiton in materials; Saipem and Petrobras in energy; ABB and Sandvik in industrials and Singapore Telecom and Telenor in telecom services.

The GE Fixed Income Fund slightly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. Over the last fiscal year, attention in the fixed income markets fixated on the U.S. housing market as delinquency levels on sub-prime mortgages spiked, raising concerns for the housing market and overall economy. This resulted in a flight to quality and decline in treasury yields early in 2007. The Federal Reserve held its target for fed funds steady at 5.25% through its August, 2007 meeting and Treasury yields moved higher to hit a peak in mid-June. August however brought a spate of marked-to-market losses at US and non-US hedge funds commercial paper issuers with heavy exposure to sub-prime mortgages, shaking global markets and triggering an extensive repricing of risk and seizing up credit markets from commercial paper to high yield bonds. Investors and lenders became unwilling to lend, causing a liquidity crisis. Treasury bonds rallied in the ensuing flight to quality and credit spreads widened dramatically. The Fed added resolves, by cutting the discount rate to provide liquidity and reducing its fed funds target rate by 50 bps. Relative to its benchmark over the past fiscal year, the GE Fixed Income Fund was helped by our allocations to both high yield and emerging markets debt. Relative weightings in high-grade sectors (mortgage-backed securities, asset-backed securities (ABS), corporate and government bonds) had a marginal impact on performance, while duration and yield curve positioning added slightly. The Fund's exposure to ABS securities backed by sub-prime collateral through the Fund's securities lending and mortgage roll programs however detracted from performance.

GE Conservative Allocation Fund               Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2007.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2007 - SEPTEMBER 30, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                         ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE                  EXPENSES PAID
                                      BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)            DURING THE PERIOD ($)*
----------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                      1,000.00                            1,060.45                            1.03
----------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)                   1,000.00                            1,023.78                            1.01
----------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2007 - SEPTEMBER 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 WAS 6.04%.

See Notes to Financial Statements.

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


GE Moderate Allocation  Fund


[Line chart omitted -- plot points are as follows:]

                GE Moderate          MSCI EAFE        S&P 500        LB Aggregate        90 Day           Russell          Composite
              Allocation  Fund          Index          Index          Bond Index         T-Bill          2000 Index        Index (M)
------------------------------------------------------------------------------------------------------------------------------------
12/98            $10,000.00         $10,000.00       $10,000.00      $10,000.00       $10,000.00        $10,000.00        $10,000.00
09/99             10,390.00          10,853.10        10,535.63        9,929.98        10,344.43         10,229.68         10,444.35
09/00             11,465.61          11,198.23        11,930.93       10,624.14        10,940.05         12,638.12         11,542.19
09/01             10,335.83           7,985.43         8,750.33       12,000.27        11,435.56          9,965.69          9,829.15
09/02              9,504.08           6,745.38         6,957.39       13,031.86        11,638.86          9,048.74          9,048.52
09/03             10,712.99           8,499.74         8,657.77       13,736.86        11,770.91         12,356.64         10,908.03
09/04             11,824.42          10,376.56         9,858.86       14,242.11        11,902.67         14,675.94         12,295.88
09/05             13,163.39          13,053.17        11,066.71       14,640.18        12,229.11         17,302.59         13,792.23
09/06             14,457.04          15,554.25        12,261.44       15,177.55        12,787.54         19,017.44         15,172.44
09/07             16,766.65          19,421.80        14,277.50       15,957.04        13,404.05         21,360.88         17,241.59


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/07*
--------------------------------------------------------------------------------
                                                      TARGET           ACTUAL
--------------------------------------------------------------------------------
GE U.S. Equity Fund                                     33.0%            32.5%
GE Fixed Income Fund                                    34.0%            29.6%
GE International Equity Fund                            20.0%            23.2%
GE Small-Cap Equity Fund                                12.0%            11.1%
GE Short Term Investment Fund+/Other                     1.0%             3.6%
--------------------------------------------------------------------------------
Total                                                  100.0%           100.0%
--------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE
  FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2007

-----------------------------------------------------------------------------------------------------------
                                                                                            ENDING VALUE
                                              ONE           FIVE            SINCE           OF A $10,000
                                             YEAR           YEAR          INCEPTION          INVESTMENT
-----------------------------------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND                          15.98%         12.02%            6.08%              $16,767
MSCI EAFE Index                             24.86%         23.55%            7.88%              $19,422
S&P 500 Index                               16.44%         15.46%            4.15%              $14,278
LB Aggregate Bond Index                      5.14%          4.13%            5.49%              $15,957
90 Day T-Bill                                4.84%          2.87%            3.40%              $13,404
Russell 2000 Index                          12.32%         18.74%            9.06%              $21,361
Composite Index (M)**                       13.64%         13.76%            6.42%              $17,235
-----------------------------------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Moderate Allocation Fund returned 15.98% for the twelve-month period ended September 30, 2007. The Fund's Composite Index returned 13.64% and the Lipper peer group of 627 Mixed-Asset Target Allocation Growth Funds returned 14.04% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy and is structured with a moderate target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 65%, with U.S. Equities accounting for 45% of the Fund, 33% to large-cap core equities and 12% to small-cap equities. The target allocation to core international equities is 20% of the Fund. Approximately 34% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the Tactical Asset Allocation Committee's decision to overweight equities and underweight fixed income. Also contributing to overall Fund performance were the outperformance of the underlying GE International Equity and GE Small-Cap Funds versus their respective benchmarks.

The GE U.S. Equity Fund modestly outperformed the S&P 500 Index overall. Underweighting financials helped the Fund, as we avoided the stocks most exposed to seizing credit markets. For example, we were underweight commercial banks, capital markets and consumer finance companies. Within mortgages, we focused on the government-sponsored entities (e.g. Fannie Mae) and underweighted sub-prime. Also contributing to performance were key cyclicals benefiting from the boom in global development and infrastructure investing. The Fund's utilities holdings also outperformed the S&P 500 utility portion of the index, however, we have taken advantage of strength in these holdings to take some profits. Carefully navigating the consumer space with the slowing U.S. economy also added to returns. Our focus on solid media companies and high quality multinational consumer staples leaders also added to performance. Weakness among the Fund's healthcare holdings was the

GE Moderate Allocation Fund                                  Performance Summary
--------------------------------------------------------------------------------

primary detractor from returns this year. Our continued underweight in telecom was another key detractor, but we continue to believe that the cable companies will be more successful taking market share from phone companies than vice versa, and hence our larger relative weighting in media.

In the GE U.S. Equity Fund, we remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of the Fund's holdings. We had expected the companies held by the Fund to demonstrate the kind of financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the last fiscal year. We believe that many of the Fund's stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of the Fund's multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The GE Small-Cap Equity Fund handily outperformed its benchmark, the Russell 2000 Index, over the last twelve months despite significant disruptions in the financial markets following the sub-prime mortgage market meltdown which led to a virtual halt in credit market activity. The primary drivers of the Fund's outperformance came from strong stock selection in the Energy, Industrials, and Financials sectors. Another key source of strength came from solid selections in the Industrials sector. The Fund's Financials holdings also delivered strong performance, which was largely due to an avoidance of the carnage from this summer's sub-prime mortgage crisis. In the future, we believe companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets should perform well. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund produced strong returns for the year, beating its MSCI EAFE benchmark by nearly 10.0%. Drivers of the international markets included strong corporate cash flow, sustained global demand, and slowly recovering local economies in Europe and Japan. China and India continued to drive an increasing share of world growth. The tightening of credit by central banks in many markets around the world gave way to selective easing and aggressive adding of liquidity as concerns about the credit market accelerated. The weak US dollar also helped international equity returns for US investors. The GE International Equity Fund's relative outperformance was driven by substantial contributions from holdings in materials (metals & mining and agricultural chemicals), energy (oil & gas and service companies), industrials and telecommunications services. Of particular note were CVRD, Potash and BHP Billiton in materials; Saipem and Petrobras in energy; ABB and Sandvik in industrials and Singapore Telecom and Telenor in telecom services.

The GE Fixed Income Fund slightly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. Over the last fiscal year, attention in the fixed income markets fixated on the U.S. housing market as delinquency levels on sub-prime mortgages spiked, raising concerns for the housing market and overall economy. This resulted in a flight to quality and decline in treasury yields early in 2007. The Federal Reserve held its target for fed funds steady at 5.25% through its August, 2007 meeting and Treasury yields moved higher to hit a peak in mid-June. August however brought a spate of marked-to-market losses at US and non-US hedge funds commercial paper issuers with heavy exposure to sub-prime mortgages, shaking global markets and triggering an extensive repricing of risk and seizing up credit markets from commercial paper to high yield bonds. Investors and lenders became unwilling to lend, causing a liquidity crisis. Treasury bonds rallied in the ensuing flight to quality and credit spreads widened dramatically. The Fed added resolves, by cutting the discount rate to provide liquidity and reducing its fed funds target rate by 50 bps. Relative to its benchmark over the past fiscal year, the GE Fixed Income Fund was helped by our allocations to both high yield and emerging markets debt. Relative weightings in high-grade sectors (mortgage-backed securities, asset-backed securities (ABS), corporate and government bonds) had a marginal impact on performance, while duration and yield curve positioning added slightly. The Fund's exposure to ABS securities backed by sub-prime collateral through the Fund's securities lending and mortgage roll programs however detracted from performance.

GE  Moderate Allocation Fund                  Understanding Your Fund's Expenses
--------------------------------------------------------------------------------


As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2007.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.


APRIL 1, 2007 - SEPTEMBER 30, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                       ACCOUNT VALUE AT THE                ACCOUNT VALUE AT THE                EXPENSES PAID
                                    BEGINNING OF THE PERIOD ($)            END OF THE PERIOD ($)          DURING THE PERIOD ($)*
-------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                      1,000.00                          1,080.54                           1.04
-------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)                   1,000.00                          1,023.78                           1.01
-------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2007 - SEPTEMBER 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 WAS 8.05%.

See Notes to Financial Statements.

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

GE Aggressive Allocation  Fund

[Line chart omitted -- plot points are as follows:]

              GE Aggressive         MSCI EAFE         S&P 500         LB Aggregate        90 Day           Russell         Composite
             Allocation  Fund          Index           Index           Bond Index         T-Bill          2000 Index       Index (A)
------------------------------------------------------------------------------------------------------------------------------------
12/98           $10,000.00         $10,000.00        $10,000.00       $10,000.00       $10,000.00        $10,000.00       $10,000.00
09/99            10,560.00          10,853.10         10,535.63         9,929.98        10,344.43         10,229.68        10,589.59
09/00            11,788.72          11,198.23         11,930.93        10,624.14        10,940.05         12,638.12        11,835.99
09/01            10,073.80           7,985.43          8,750.33        12,000.27        11,435.56          9,965.69         9,348.81
09/02             8,967.89           6,745.38          6,957.39        13,031.86        11,638.86          9,048.74         8,291.54
09/03            10,265.31           8,499.74          8,657.77        13,736.86        11,770.91         12,356.64        10,394.88
09/04            11,560.14          10,376.56          9,858.86        14,242.11        11,902.67         14,675.94        12,000.07
09/05            13,187.94          13,053.17         11,066.71        14,640.18        12,229.11         17,302.59        13,793.03
09/06            14,669.27          15,554.25         12,261.44        15,177.55        12,787.54         19,017.44        15,384.14
09/07            17,367.28          19,421.80         14,277.50        15,957.04        13,404.05         21,360.88        17,764.39


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/07*
-------------------------------------------------------------------------------

                                                       TARGET           ACTUAL
-------------------------------------------------------------------------------
GE U.S. Equity Fund                                      35.0%            35.0%
GE International Equity Fund                             25.0%            28.0%
GE Small-Cap Equity Fund                                 20.0%            17.9%
GE Fixed Income Fund                                     19.0%            16.5%
GE Short Term Investment Fund+/Other                      1.0%             2.6%
-------------------------------------------------------------------------------
Total                                                   100.0%           100.0%
-------------------------------------------------------------------------------

+ BASED ON CURRENT MARKET CONDITIONS, THE PORTFOLIO MANAGER ANTICIPATES THAT THE
  FUND MAY CONTINUE TO EXCEED NORMAL CASH LEVEL.

AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through September 30, 2007

--------------------------------------------------------------------------------------------------------
                                                                                            ENDING VALUE
                                              ONE           FIVE            SINCE           OF A $10,000
                                             YEAR           YEAR          INCEPTION          INVESTMENT
--------------------------------------------------------------------------------------------------------
GE AGGRESSIVE
   ALLOCATION  FUND                         18.39%         14.13%            6.51%              $17,367
MSCI EAFE Index                             24.86%         23.55%            7.88%              $19,422
S&P 500 Index                               16.44%         15.46%            4.15%              $14,278
LB Aggregate Bond Index                      5.14%          4.13%            5.49%              $15,957
90 Day T-Bill                                4.84%          2.87%            3.40%              $13,404
Russell 2000 Index                          12.32%         18.74%            9.06%              $21,361
Composite Index (A)**                       15.47%         16.46%            6.79%              $17,775
--------------------------------------------------------------------------------------------------------

 *  AS A PERCENTAGE OF NET ASSETS
** THE COMPOSITE INDEX IS DERIVED BY APPLYING THE CURRENT TARGET ALLOCATIONS FOR
   EACH UNDERLYING GE FUND TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS. PRIOR TARGET ALLOCATIONS WERE DIFFERENT AND WOULD YIELD A DIFFERENT RESULT.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

The GE LifeStyle Aggressive Allocation Fund returned 18.39% for the twelve-month period ended September 30, 2007. The Fund's Composite Index returned 15.47% and the Lipper peer group of 120 Global Multi-Cap Core Funds returned 20.36% for the same period. Please see the adjacent chart for performance of the indices included in the composite.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy and is structured with an aggressive target weighting in equities relative to fixed income. The Fund's target equity allocation is approximately 80%, with U.S. Equities accounting for 55% of the Fund, 35% to large-cap core equities and 20% to small-cap equities. The target allocation to core international equities is 25% of the Fund. Approximately 19% of the Fund's target allocation is to fixed income securities with 1% to cash and cash equivalents. Due to the balanced approach of the Fund, the results are compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds, and include the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90-Day T-Bill.

Over the twelve-month period, the Fund benefited from the outperformance of the underlying GE International Equity, GE U.S Equity and GE Small Cap Funds versus their respective benchmarks.

The GE U.S. Equity Fund modestly outperformed the S&P 500 Index overall. Underweighting financials helped the Fund, as we avoided the stocks most exposed to seizing credit markets. For example, we were underweight commercial banks, capital markets and consumer finance companies. Within mortgages, we focused on the government-sponsored entities (e.g. Fannie Mae) and underweighted sub-prime. Also contributing to performance were key cyclicals benefiting from the boom in global development and infrastructure investing. The Fund's utilities holdings also outperformed the S&P 500 utility portion of the index, however, we have taken advantage of strength in these holdings to take some profits. Carefully navigating the consumer space with the slowing U.S. economy also added to returns. Our focus on solid media companies and high quality multinational consumer staples leaders also added to performance. Weakness among the Fund's healthcare holdings was the primary detractor from returns this year. Our continued underweight in telecom was another key detractor, but we

GE Aggressive Allocation Fund                                Performance Summary
--------------------------------------------------------------------------------

continue to believe that the cable companies will be more successful taking market share from phone companies than vice versa, and hence our larger relative weighting in media.

In the GE U.S. Equity Fund, we remained committed to investing in high quality large-cap stocks with predictable and steady earnings growth at compelling valuations. The U.S. has experienced economic growth that we believe is below potential so far in 2007, and earnings growth has slowed. We are constructive on our positioning in this environment, and with the high quality of the Fund's holdings. We had expected the companies held by the Fund to demonstrate the kind of financial flexibility and balance sheet strength to weather a mid-cycle slowdown, and to be bolstered by a flight to quality in skittish markets. Valuations of larger, high-quality companies sold at little or no premium in the last fiscal year. We believe that many of the Fund's stock selections will benefit from improving valuations and superior relative earnings growth. In addition, many of the Fund's multinationals will likely benefit from strong growth outside of North America. We remain focused on a long-term investment horizon and continue to utilize a bottom-up, research-driven, fundamental approach to stock selection.

The GE Small-Cap Equity Fund handily outperformed its benchmark, the Russell 2000 Index, over the last twelve months despite significant disruptions in the financial markets following the sub-prime mortgage market meltdown which led to a virtual halt in credit market activity. The primary drivers of the Fund's outperformance came from strong stock selection in the Energy, Industrials, and Financials sectors. Another key source of strength came from solid selections in the Industrials sector. The Fund's Financials holdings also delivered strong performance, which was largely due to an avoidance of the carnage from this summer's sub-prime mortgage crisis. In the future, we believe companies with dominant franchises, strong competitive positions, and healthy earnings and balance sheets should perform well. As always, we seek companies that demonstrate consistent earnings growth, increasing return on invested capital, and improving free cash flow generation.

The GE International Equity Fund produced strong returns for the year, beating its MSCI EAFE benchmark by nearly 10.0%. Drivers of the international markets included strong corporate cash flow, sustained global demand, and slowly recovering local economies in Europe and Japan. China and India continued to drive an increasing share of world growth. The tightening of credit by central banks in many markets around the world gave way to selective easing and aggressive adding of liquidity as concerns about the credit market accelerated. The weak US dollar also helped international equity returns for US investors. The GE International Equity Fund's relative outperformance was driven by substantial contributions from holdings in materials (metals & mining and agricultural chemicals), energy (oil & gas and service companies), industrials and telecommunications services. Of particular note were CVRD, Potash and BHP Billiton in materials; Saipem and Petrobras in energy; ABB and Sandvik in industrials and Singapore Telecom and Telenor in telecom services.

The GE Fixed Income Fund slightly underperformed its benchmark, the Lehman Brothers Aggregate Bond Index. Over the last fiscal year, attention in the fixed income markets fixated on the U.S. housing market as delinquency levels on sub-prime mortgages spiked, raising concerns for the housing market and overall economy. This resulted in a flight to quality and decline in treasury yields early in 2007. The Federal Reserve held its target for fed funds steady at 5.25% through its August, 2007 meeting and Treasury yields moved higher to hit a peak in mid-June. August however brought a spate of marked-to-market losses at US and non-US hedge funds commercial paper issuers with heavy exposure to sub-prime mortgages, shaking global markets and triggering an extensive repricing of risk and seizing up credit markets from commercial paper to high yield bonds. Investors and lenders became unwilling to lend, causing a liquidity crisis. Treasury bonds rallied in the ensuing flight to quality and credit spreads widened dramatically. The Fed added resolves, by cutting the discount rate to provide liquidity and reducing its fed funds target rate by 50 bps. Relative to its benchmark over the past fiscal year, the GE Fixed Income Fund was helped by our allocations to both high yield and emerging markets debt. Relative weightings in high-grade sectors (mortgage-backed securities, asset-backed securities (ABS), corporate and government bonds) had a marginal impact on performance, while duration and yield curve positioning added slightly. The Fund's exposure to ABS securities backed by sub-prime collateral through the Fund's securities lending and mortgage roll programs however detracted from performance.

GE Aggressive Allocation Fund                 Understanding Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund you incur transaction and ongoing expenses. Transaction expenses directly reduce the investment return of the Fund. Ongoing costs include portfolio management fees, professional fees, and administrative fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have calculated the expenses paid by investors during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the six-month period ended September 30, 2007.

ACTUAL EXPENSES
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading "Expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table do not reflect any transaction costs, such as sales charges or redemption fees.



APRIL 1, 2007 - SEPTEMBER 30, 2007

------------------------------------------------------------------------------------------------------------------------------
                                      ACCOUNT VALUE AT THE            ACCOUNT VALUE AT THE              EXPENSES PAID
                                   BEGINNING OF THE PERIOD ($)        END OF THE PERIOD ($)        DURING THE PERIOD ($)*
------------------------------------------------------------------------------------------------------------------------------
     Actual Fund Return**                  1,000.00                         1,090.77                         1.05
------------------------------------------------------------------------------------------------------------------------------
     Hypothetical 5% Return
       (2.5% for the period)               1,000.00                         1,023.78                         1.01
------------------------------------------------------------------------------------------------------------------------------

 * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.20% (FROM PERIOD APRIL 1, 2007 - SEPTEMBER 30, 2007), MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE SIX-MONTH PERIOD).
** ACTUAL FUND RETURN FOR SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 WAS 9.08%.

See Notes to Financial Statements.

GE LifeStyle Funds                                     Portfolio Management Team
--------------------------------------------------------------------------------

The Asset Allocation Committee of the GE ALLOCATION FUNDS is co-led by Ralph R. Layman and Judith A. Studer. Mr. Layman is responsible for managing the Funds' strategic, or long-term asset allocations and Ms. Studer is responsible for managing the Funds' tactical, or short-term asset allocations. The strategic and tactical allocation processes of the underlying GE Funds and the targets and ranges for such strategic and tactical investments are managed collaboratively by the portfolio management team of Mr. Layman and Ms. Studer, with oversight by the Asset Allocation Committee and the Board of Trustees to ensure strict adherence to each Fund's objective.

PORTFOLIO MANAGER BIOGRAPHIES

The following sets forth biographical information for Mr. Layman and Ms. Studer. The portfolio managers may change from time to time. The Statement of Additional Information (SAI) provides the following additional information about each portfolio manager: (i) each portfolio manager's compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager's ownership of shares of each Fund, if any.

RALPH R. LAYMAN is a Director and Executive Vice President of GE Asset Management and President - International Equities at GE Asset Management. He manages the overall international equity investments for GE Asset Management and leads a team of portfolio managers for GE International Equity Fund, one of the underlying GE Funds, since the Fund's commencement. Mr. Layman has co-led the Asset Allocation Committee responsible for determining the asset allocations of the GE ALLOCATION FUNDS and has been primarily responsible for the strategic allocations of the Funds since September 2003. Mr. Layman joined GE Asset Management in 1991 as Senior Vice President for International Investments and became an Executive Vice President in 1992.

JUDITH A. STUDER is a Director and Executive Vice President of GE Asset Management and President - U.S. Equities at GE Asset Management. She has served as a portfolio manager of the GE International Equity Fund since September 1997 and has led the team of portfolio managers for the GE Strategic Investment Fund since July 2004. Ms. Studer joined GE Asset Management in August 1984. She became Senior Vice President - Domestic Equities in 1991, Senior Vice President
- International Equities in 1995, and President - Investment Strategies in July 2006 and President - U.S. Equities in June 2007.

ABOUT THE BOARD OF TRUSTEES

The Board of Trustees of the GE Allocation Funds has overall responsibility for supervising and overseeing the management of the Funds. As with most mutual funds, the Board of Trustees has delegated responsibility for day-to-day operations of the Funds to the Investment Adviser. Still, the Board of Trustees is responsible for approving:

o proposed changes to the allocation ranges for investing in equity versus income underlying GE Funds;

o proposed additions or deletions to the mix of underlying GE Funds; and

o proposed changes to the allocation targets and ranges among the underlying GE Funds.

Financial Highlights
Selected data based on a share outstanding throughout the period indicated
--------------------------------------------------------------------------------


                                                                                     GE CONSERVATIVE
                                                                                        ALLOCATION
                                                                                           FUND

                                                           9/30/07         9/30/06         9/30/05          9/30/04         9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --              --              --               --         12/31/98

Net asset value, beginning of period ...................   $  9.21         $  8.81          $  8.47         $  8.00         $  8.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ..................................      0.29            0.31             0.27            0.18            0.26
Net realized and unrealized gains (losses)
   on investments ......................................      0.81            0.36             0.37            0.44            0.54
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS .........      1.10            0.67             0.64            0.62            0.80
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ...............................      0.31            0.27             0.30            0.15            1.71
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................................      0.31            0.27             0.30            0.15            1.71
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .........................    $10.00          $ 9.21          $  8.81         $  8.47         $  8.00
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A) .......................................     12.24%           7.77%            7.65%           7.83%          10.36%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ............    $2,888           $1,650          $1,607          $1,410          $1,104
   Ratios to average net assets:
     Net investment income .............................      3.40%           3.31%            3.17%           2.30%           2.56%
     Net expenses* .....................................      0.20%           0.20%            0.20%           0.20%           0.20%
     Gross expenses* ...................................      0.31%           0.22%            0.22%           0.21%           0.21%
   Portfolio turnover rate .............................        15%             30%              33%             22%             30%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     GE MODERATE
                                                                                     ALLOCATION
                                                                                        FUND

                                                         9/30/07           9/30/06         9/30/05          9/30/04         9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                              --                --              --               --         12/31/98

Net asset value, beginning of period ................    $11.42            $10.65          $  9.83         $  9.06         $  8.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ...............................      0.33              0.31             0.30            0.16            0.17
Net realized and unrealized gains (losses)
   on investments ...................................      1.46              0.72             0.80            0.77            0.86
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ......      1.79              1.03             1.10            0.93            1.03
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ............................      0.33              0.26             0.28            0.16            0.27
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................................      0.33              0.26             0.28            0.16            0.27
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ......................    $12.88            $11.42           $10.65         $  9.83         $  9.06
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A) ....................................     15.98%             9.83%           11.32%          10.37%          12.72%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .........    $8,441             $7,614          $8,708          $8,087          $6,957
   Ratios to average net assets:
     Net investment income ..........................      2.73%             2.60%            2.89%           1.61%           1.91%
     Net expenses* ..................................      0.20%             0.20%            0.20%           0.20%           0.20%
     Gross expenses* ................................      0.27%             0.21%            0.21%           0.21%           0.21%
   Portfolio turnover rate ..........................        15%               16%              10%             11%             28%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       GE AGGRESSIVE
                                                                                        ALLOCATION
                                                                                           FUND

                                                        9/30/07           9/30/06         9/30/05          9/30/04         9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                              --                --              --               --         12/31/98

Net asset value, beginning of period ................   $ 12.22          $  11.19           $10.07         $  9.03         $  8.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ...............................      0.27              0.23             0.29            0.10            0.12
Net realized and unrealized gains (losses)
   on investments ...................................      1.95              1.01             1.11            1.03            1.04
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ......      2.22              1.24             1.40            1.13            1.16
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
   Net investment income ............................      0.26              0.21             0.28            0.09            0.36
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................................      0.26              0.21             0.28            0.09            0.36
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ......................   $ 14.18          $  12.22           $11.19          $10.07         $  9.03
-----------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN (A) ....................................     18.39%            11.23%           14.08%          12.61%          14.47%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .........   $12,617           $10,257           $9,549          $8,113          $7,047
   Ratios to average net assets:
     Net investment income ..........................      2.05%             1.92%            2.69%           0.98%           1.25%
     Net expenses* ..................................      0.20%             0.20%            0.20%           0.20%           0.20%
     Gross expenses* ................................      0.22%             0.21%            0.21%           0.21%           0.21%
   Portfolio turnover rate ..........................         4%               15%               2%              8%             21%
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

*  EXPENSE RATIOS DO NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS (NOTE 6).

See Notes to Financial Statements.


Statement of Net Assets
---------------------------------------------------------------------------------------------------------------------------

GE Conservative Allocation Fund
September 30, 2007
---------------------------------------------------------------------------------------------------------------------------


                                                                                       NUMBER
                                                                                      OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.2%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ...................................................      23,468                $  725,858
GE Fixed Income Fund (Class Y) ..................................................     119,101                 1,410,155
GE International Equity Fund (Class Y) ..........................................      16,677                   422,424
GE Small-Cap Equity Fund (Class Y) ..............................................       6,984                   115,242
GEI Short-Term Investment Fund ..................................................     191,937                   191,937
---------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($2,713,144) ............................................................                             2,865,616
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%
---------------------------------------------------------------------------------------------------------------------------
Other assets ....................................................................                                28,349
LIABILITIES
  Payable to GEAM ...............................................................                                   464
  Other liabilities .............................................................                                 5,401
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ....................................................                                22,484
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS ......................................................................                            $2,888,100
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .................................................................                             3,782,754
Undistributed net investment income .............................................                                43,816
Accumulated net realized loss ...................................................                            (1,090,942)
Net unrealized appreciation on:
   Affiliated investments .......................................................                               152,472
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................................................                            $2,888,100
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized) ......................                               288,692
Net asset value, offering and redemption price per share ........................                                $10.00



See Notes to Financial Statements.


Statement of Net Assets
---------------------------------------------------------------------------------------------------------------------------------

GE Moderate Allocation Fund
September 30, 2007
---------------------------------------------------------------------------------------------------------------------------------


                                                                                             NUMBER
                                                                                            OF SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 100.1%
---------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .......................................................        88,665                $2,742,415
GE Fixed Income Fund (Class Y) ......................................................       210,960                 2,497,759
GE International Equity Fund (Class Y) ..............................................        77,337                 1,958,941
GE Small-Cap Equity Fund (Class Y) ..................................................        56,759                   936,525
GEI Short-Term Investment Fund ......................................................       314,853                   314,853
---------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($6,931,514) ................................................................                               8,450,493
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
---------------------------------------------------------------------------------------------------------------------------------
Other assets ........................................................................                                  27,968
LIABILITIES
  Payable to GEAM ...................................................................                                   1,373
  Other liabilities .................................................................                                  36,186
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................................                                  (9,591)
---------------------------------------------------------------------------------------------------------------------------------


NET ASSETS ..........................................................................                              $8,440,902
---------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
Capital paid in .....................................................................                               7,905,598
Undistributed net investment income .................................................                                  95,489
Accumulated net realized loss .......................................................                              (1,079,164)
Net unrealized appreciation on:
   Affiliated investments ...........................................................                               1,518,979
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                              $8,440,902
---------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized) ..........................                                 655,232
Net asset value, offering and redemption price per share ............................                                  $12.88



See Notes to Financial Statements.

Statement of Net Assets
----------------------------------------------------------------------------------------------------------------------------------

GE Aggressive Allocation Fund
September 30, 2007
----------------------------------------------------------------------------------------------------------------------------------


                                                                                            NUMBER
                                                                                           OF SHARES                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS -- 99.9%
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .......................................................       142,651                $  4,412,205
GE Fixed Income Fund (Class Y) ......................................................       175,680                   2,080,048
GE International Equity Fund (Class Y) ..............................................       139,530                   3,534,294
GE Small-Cap Equity Fund (Class Y) ..................................................       136,660                   2,254,889
GEI Short-Term Investment Fund ......................................................       316,745                     316,745
----------------------------------------------------------------------------------------------------------------------------------
TOTAL AFFILIATED INVESTMENTS
   COST ($10,175,582) ...............................................................                                12,598,181
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Other assets ........................................................................                                    28,390
LIABILITIES
  Payable to GEAM ...................................................................                                     2,025
  Other liabilities .................................................................                                     7,954
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................................                                    18,411
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS ..........................................................................                               $12,616,592
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------------------------
Capital paid in .....................................................................                                11,889,029
Undistributed net investment income .................................................                                    69,661
Accumulated net realized loss .......................................................                                (1,764,697)
Net unrealized appreciation/(depreciation) on:
  Affiliated investments ............................................................                                 2,422,599
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                               $12,616,592
----------------------------------------------------------------------------------------------------------------------------------


Shares outstanding (unlimited number of shares authorized) ..........................                                   889,705
Net asset value, offering and redemption price per share ............................                                    $14.18

See Notes to Financial Statements.


Statements of Operations
------------------------------------------------------------------------------------------------------------------------------------
For the year ended September 30, 2007


                                                                      GE CONSERVATIVE           GE MODERATE           GE AGGRESSIVE
                                                                        ALLOCATION              ALLOCATION             ALLOCATION
                                                                           FUND                    FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    AFFILIATED INCOME:
    Dividend ......................................................      $ 72,823              $   232,736             $ 248,357
    Interest ......................................................         3,279                    5,306                10,218
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME ................................................        76,102                  238,042               258,575
------------------------------------------------------------------------------------------------------------------------------------

   EXPENSES:
       Advisory and administration fees ...........................         4,223                   16,225                22,952
       Transfer agent fees ........................................         2,335                    5,521                 1,885
       Trustees fees ..............................................            56                      204                   299
       Other expenses .............................................            --                      161                    --
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE REIMBURSEMENT ...........................         6,614                   22,111                25,136
------------------------------------------------------------------------------------------------------------------------------------
    Less: Expenses waived or borne
      by  the adviser .............................................        (2,390)                  (5,724)               (2,183)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ................................................         4,224                   16,387                22,953
------------------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME .......................................        71,878                  221,655               235,622
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN
   ON AFFILIATED INVESTMENTS
       Net realized gain on affiliated investments ................        91,204                  438,129               690,197
       Net change in unrealized appreciation/
         (depreciation) on affiliated investments .................        81,042                  529,523               995,622
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
      on affiliated investments ...................................       172,246                  967,652             1,685,819
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .............................................      $244,124               $1,189,307            $1,921,441
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------


                                                            GE CONSERVATIVE                           GE MODERATE
                                                              ALLOCATION                              ALLOCATION
                                                                 FUND                                    FUND

                                                        YEAR               YEAR               YEAR             YEAR
                                                        ENDED              ENDED              ENDED            ENDED
                                                       9/30/07           9/30/06            9/30/07          9/30/06
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .......................   $  71,878         $  54,319        $   221,655        $  215,917
      Net realized gain on affiliated
         investments ..............................      91,204            62,267            438,129           265,506
      Net change in unrealized
         appreciation on affiliated
         investments ..............................      81,042               374            529,523           244,775
---------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets
         resulting from operations ................     244,124           116,960          1,189,307           726,198
---------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .......................     (59,611)          (46,953)          (221,478)         (198,578)
---------------------------------------------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ...........................     (59,611)          (46,953)          (221,478)         (198,578)
---------------------------------------------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions .............     184,513            70,007            967,829           527,620
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ................   1,253,789           406,138          1,324,592         1,253,345
      Value of distributions reinvested ...........      59,611            46,953            221,478           198,578
      Cost of shares redeemed .....................    (260,293)         (479,410)        (1,687,336)       (3,072,757)
---------------------------------------------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions .......................   1,053,107           (26,319)          (141,266)       (1,620,834)
---------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ...............................   1,237,620            43,688            826,563        (1,093,214)
---------------------------------------------------------------------------------------------------------------------------



NET ASSETS
   Beginning of period ............................   1,650,480         1,606,792          7,614,339         8,707,553
---------------------------------------------------------------------------------------------------------------------------
   End of period ..................................  $2,888,100        $1,650,480         $8,440,902        $7,614,339
---------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD ..........................    $ 43,816          $ 31,549           $ 95,489          $ 95,312


CHANGES IN FUND SHARES

Shares sold by subscription .......................     130,326            45,751            108,267           115,459
Shares issued for
   distributions reinvested .......................       6,410             5,378             18,865            18,576
Shares redeemed ...................................     (27,186)          (54,375)          (138,506)         (285,314)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (decrease) in
   fund shares ....................................     109,550            (3,246)           (11,374)         (151,279)
---------------------------------------------------------------------------------------------------------------------------



Statements of Changes in Net Assets
----------------------------------------------------------------------------------------


                                                                  GE AGGRESSIVE
                                                                    ALLOCATION
                                                                       FUND

                                                              YEAR              YEAR
                                                              ENDED             ENDED
                                                            9/30/07           9/30/06
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .......................        $ 235,622        $   187,405
      Net realized gain on affiliated
         investments ..............................          690,197            149,241
      Net change in unrealized
         appreciation on affiliated
         investments ..............................          995,622            651,657
----------------------------------------------------------------------------------------
      Net increase in net assets
         resulting from operations ................        1,921,441            988,303
----------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .......................         (220,439)          (169,636)
----------------------------------------------------------------------------------------
    TOTAL DISTRIBUTIONS ...........................         (220,439)          (169,636)
----------------------------------------------------------------------------------------
      Increase in net assets from
         operations and distributions .............        1,701,002            818,667
----------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ................        1,539,190          1,364,700
      Value of distributions reinvested ...........          220,439            169,636
      Cost of shares redeemed .....................       (1,101,191)        (1,645,121)
----------------------------------------------------------------------------------------
      Net Increase (decrease) from
         share transactions .......................          658,438           (110,785)
----------------------------------------------------------------------------------------

      TOTAL INCREASE (DECREASE) IN
         NET ASSETS ...............................        2,359,440            707,882
----------------------------------------------------------------------------------------

NET ASSETS
   Beginning of period ............................       10,257,152          9,549,270
----------------------------------------------------------------------------------------
   End of period ..................................      $12,616,592        $10,257,152
----------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT
   INCOME, END OF PERIOD ..........................      $    69,661         $   54,478


CHANGES IN FUND SHARES

Shares sold by subscription .......................          115,751            116,174
Shares issued for
   distributions reinvested .......................           17,235             14,933
Shares redeemed ...................................          (82,949)          (144,839)
------------------------------------------------------------------------------------------
Net Increase (decrease) in
   fund shares ....................................           50,037            (13,732)
------------------------------------------------------------------------------------------



See Notes to Financial Statements.

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It currently comprises six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in fixed income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in fixed income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in fixed income funds.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost. If quotations are not readily available for a portfolio security, or if it is believed that a quotation or other market price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair value" These procedures require that the fair value of a security be established by the valuation committee. The fair value committee follows different protocols for different types of investments and circumstances.

The valuation policies of the Underlying Funds include the valuation of foreign securities. Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occuring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price. GE Asset Management may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPURCHASE AGREEMENTS Each of the Funds may engage in repurchase agreement transactions with respect to instruments that are consistent with the Fund's investment objectives or policies. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the Underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.


At September 30, 2007, information on the tax cost of investments is as follows:

                                                                                                                         NET TAX
                                                COST OF                  GROSS TAX              GROSS TAX            APPRECIATION/
                                              INVESTMENTS               UNREALIZED             UNREALIZED          (DEPRECIATION) ON
                                           FOR TAX PURPOSES            APPRECIATION           DEPRECIATION            INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund              $  2,734,386              $   175,316           $  (44,086)             $  131,230
GE Moderate Allocation Fund                     7,633,391                1,600,347             (783,245)                817,102
GE Aggressive Allocation Fund                  10,889,695                2,500,483             (791,997)              1,708,486


Notes To Financial Statements                                                                                     September 30, 2007
------------------------------------------------------------------------------------------------------------------------------------


                                       NET TAX/APPRECIATION          UNDISTRIBUTED          UNDISTRIBUTED
                                         (DEPRECIATION) ON              INCOME/            LONG-TERM GAIN/          POST OCTOBER
                                       DERIVATIVES, CURRENCY         (ACCUMULATED           (ACCUMULATED               LOSSES
                                       AND OTHER NET ASSETS         ORDINARY LOSS)          CAPITAL LOSS)        (SEE DETAIL BELOW)
-----------------------------------------------------------------------------------------------------------------------------------
GE Conservative Allocation Fund               $--                       $41,121              $(1,067,005)               $--
GE Moderate Allocation Fund                    --                        91,185                 (372,983)                --
GE Aggressive Allocation Fund                  --                        62,279               (1,043,202)                --

As of September 30, 2007, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended Sepember 30, 2007, GE Conservative Allocation Fund, GE Moderate Allocation Fund and GE Aggressive Allocation Fund utilized capital loss carryovers in the amounts of $93,643; $423,197 and $690,938, respectively.

FUND                                            AMOUNTS                EXPIRES
------------------------------------------------------------------------------
GE Conservative Allocation Fund              $ 1,014,524              9/30/11
                                                  50,646              9/30/12
                                                   1,835              9/30/13
GE Moderate Allocation Fund                      372,983              9/30/11
GE Aggressive Allocation Fund                    584,777              9/30/11
                                                 458,425              9/30/12

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds did not incur net capital or currency losses after October 31, 2006.

The tax composition of distributions paid during the year ended September 30, 2007, and September 30, 2006 were as follows:

                                               YEAR ENDED SEPTEMBER 30, 2007
                                           -------------------------------------
                                            ORDINARY                LONG-TERM
                                             INCOME                CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund            $  59,611                   $--
GE Moderate Allocation Fund                  221,478                    --
GE Aggressive Allocation Fund                220,439                    --


                                               YEAR ENDED SEPTEMBER 30, 2006
                                           -------------------------------------
                                            ORDINARY                LONG-TERM
                                             INCOME                CAPITAL GAINS
--------------------------------------------------------------------------------

GE Conservative Allocation Fund            $  46,953                   $--
GE Moderate Allocation Fund                  198,578                    --
GE Aggressive Allocation Fund                169,636                    --

On July 13, 2006, the FASB released FIN48, "Accounting for Uncertainty in Income Taxes." FIN48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN48 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. The adoption of FIN48 will require financial statements to be adjusted to reflect only those tax positions that are more likely that not to be sustained as of the adoption date. Adoption of FIN48 is required for fiscal years beginning after December 15, 2006 and is applied to all open years as of the effective date. At this time, management does not anticipate any impact on the financial statements.

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

There were no reclassifications for the period ended September 30, 2007.

INVESTMENT INCOME Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Interest income on the Statement of Operations includes interest income earned by the short-term investments of the Funds.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%. GEAM agreed to waive other operating expenses of each Fund (exclusive of advisory and administation fees). Had these expenses not been absorbed, the returns would have been lower. These agreements may be renewed or discontinued without notice in the future.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund. (For additional information about Trustees compensation please refer to the Statement of Additional Information.)

OTHER For the period ended September 30, 2007, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.

4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term investments, for the period ended September 30, 2007, were as follows:

                                                   PURCHASES            SALES
-------------------------------------------------------------------------------

GE Conservative Allocation Fund                   $1,246,992         $  297,725
GE Moderate Allocation Fund                        1,162,779          1,194,221
GE Aggressive Allocation Fund                      1,545,759            420,272

5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at September 30, 2007 are:

                              5% OR GREATER SHAREHOLDERS
                              --------------------------
                                               % OF           % OF FUND HELD
                               NUMBER        FUND HELD        BY GE AFFILIATES*
-------------------------------------------------------------------------------

GE Conservative
  Allocation Fund                4              95%                95%
GE Moderate
  Allocation Fund                4              95%                95%
GE Aggressive
  Allocation Fund                2              92%                92%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

Notes To Financial Statements                                 September 30, 2007
--------------------------------------------------------------------------------

6.   OTHER INFORMATION
Due to concentrated investments in the GE U.S. Equity Fund, GE Fixed Income Fund, GE International Equity Fund, and GE Small-Cap Equity Fund, the following financial highlights disclosure will provide additional information relevant to the investments.

                                                                             GE U.S. EQUITY FUND CLASS Y
----------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/07        9/30/06        9/30/05         9/30/04       9/30/03
----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE .......................................         --             --            --              --          11/29/93
Net asset value, beginning of period .................       $29.92        $28.62          $26.35          $24.14         $20.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...................         0.41          0.37            0.44            0.27           0.22
  Net realized and unrealized
   gains (losses) on investments .....................         4.26          2.75            2.10            2.17           3.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............................         4.67          3.12            2.54            2.44           4.13
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................         0.50          0.54            0.27            0.23           0.25
  Net realized gains .................................         3.16          1.28             --              --             --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................         3.66          1.82            0.27            0.23           0.25
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................       $30.93        $29.92          $28.62          $26.35         $24.14
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................................        16.87%        11.40%           9.68%          10.13%         20.47%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........      $136,756      $115,005        $306,532        $346,807       $307,727
  Ratios to average net assets:
   Net investment income (loss) ......................         1.39%         1.27%           1.56%           1.02%          0.97%
   Net expenses ......................................         0.51%         0.54%           0.53%           0.53%          0.58%
   Gross expenses ....................................         0.51%         0.54%           0.53%           0.53%          0.58%
  Portfolio turnover rate ............................           53%           46%             36%             29%            26%
---------------------------------------------------------------------------------------------------------------------------------


Notes To Financial Statements                                                                                    September 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------


                                                                           GE FIXED INCOME FUND CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/07        9/30/06       9/30/05         9/30/04          9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --             --             --              --           11/29/93
Net asset value, beginning of period .................      $11.89         $12.11         $12.55          $12.77          $12.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (b) ..........................        0.64           0.61           0.51            0.44            0.44
  Net realized and unrealized
   gains (losses) on investments .....................       (0.06)         (0.21)         (0.22)          (0.04)           0.15
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
  INVESTMENT OPERATIONS ..............................        0.58           0.40           0.29            0.40            0.59
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................        0.63           0.59           0.50            0.45            0.47
  Net realized gains .................................          --           0.03           0.23            0.17            0.10
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................        0.63           0.62           0.73            0.62            0.57
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................      $11.84         $11.89         $12.11          $12.55          $12.77
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................................        5.03%          3.48%          2.36%           3.24%           4.75%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................................     $14,221        $14,900        $87,216         $94,622        $110,539
  Ratios to average net assets:
   Net investment income .............................        5.35%          4.99%          4.10%           3.55%           3.45%
   Net expenses ......................................        0.57%          0.55%          0.55%           0.53%           0.53%
   Gross expenses ....................................        0.58%          0.58%          0.56%           0.54%           0.53%
  Portfolio turnover rate ............................         385%           337%           311%            363%            381%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                        GE INTERNATIONAL EQUITY FUND CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
                                                           9/30/07        9/30/06        9/30/05         9/30/04         9/30/03
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                --             --             --              --            3/2/94
Net asset value, beginning of period .................      $18.99         $16.01         $12.85          $10.68           $9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) ...................        0.28           0.09           0.18            0.12            0.09
  Net realized and unrealized
   gains (losses) on investments .....................        6.29           3.06           3.09            2.14            1.16
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..............................        6.57           3.15           3.27            2.26            1.25
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..............................        0.21           0.17           0.11            0.09            0.10
  Net realized gains .................................        0.02             --             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..................................        0.23           0.17           0.11            0.09            0.10
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD .......................      $25.33         $18.99         $16.01          $12.85          $10.68
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .....................................       34.85%         19.83%         25.58%          21.22%          13.19%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ....................................     $10,354         $7,679        $69,794         $46,942         $37,413
  Ratios to average net assets:
   Net investment income (loss) ......................        1.29%          0.51%          1.26%           0.95%           0.91%
   Net expenses ......................................        1.20%          1.17%          1.17%           1.33%           1.25%
   Gross expenses ....................................        1.20%          1.17%          1.17%           1.33%           1.26%
  Portfolio turnover rate ............................          38%            39%            66%             31%             68%
-----------------------------------------------------------------------------------------------------------------------------------

Notes To Financial Statements                                                                                 September 30, 2007
--------------------------------------------------------------------------------------------------------------------------------


                                                                           GE SMALL-CAP EQUITY FUND CLASS Y
--------------------------------------------------------------------------------------------------------------------------------
                                                            9/30/07        9/30/06       9/30/05         9/30/04       9/30/03
--------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                 --              --            --             --         9/30/98
Net asset value, beginning of period .....................   $16.44         $15.99         $15.07         $12.81        $11.59
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) (b) .......................     0.04           0.02           0.08          (0.02)         0.02
  Net realized and unrealized
    gains (losses) on investments ........................     2.28           1.04           2.94           2.28          1.20
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ..................................     2.32           1.06           3.02           2.26          1.22
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..................................       --           0.08             --            --             --
  Net realized gains .....................................     2.26           0.53           2.10            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ......................................     2.26           0.61           2.10            --             --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...........................   $16.50         $16.44         $15.99         $15.07        $12.81
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (A) .........................................    15.20%          6.85%         21.22%         17.64%        10.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...............    $8,053        $11,990        $24,385        $23,144       $19,715
  Ratios to average net assets:
   Net investment income (loss) ..........................     0.23%          0.10%          0.54%         (0.12%)        0.18%
   Net expenses ..........................................     0.99%          0.95%          0.96%          0.99%         1.01%
   Gross expenses ........................................     0.99%          0.95%          0.96%          1.00%         1.01%
  Portfolio turnover rate ................................       37%            38%            34%            93%          122%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO OTHER INFORMATION
--------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES, TOTAL RETURNS WOULD
    HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(B) NET INVESTMENT INCOME PER SHARE IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
GE Lifestyle Funds

We have audited the accompanying statements of net assets of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund, each a series of GE Lifestyle Funds (collectively, the "Funds"), as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2003 were audited by other independent registered public accountants whose report thereon, dated November 21, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GE Conservative Allocation Fund, GE Moderate Allocation Fund, and GE Aggressive Allocation Fund as of September 30, 2007, the results of their operations, changes in their net assets and financial highlights for the years described above, in conformity with U.S. generally accepted accounting principles.



                                                       KPMG LLP
                                                      [Signature omitted]


Boston, Massachusetts
November 26, 2007

Tax Information  (unaudited)
--------------------------------------------------------------------------------


Please consult a tax adviser if you have any questions about Federal or State income tax laws or on how to prepare your tax returns. If you have specific questions about your Fund account, please consult your investment representative or call 1-800-242-0134.

Additional Information  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    58

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President and Chief Executive Officer - Mutual Funds at GE Asset Management since March 2007; Executive Vice President - GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Trustee of Fordham University and Elfun Foundation; Treasurer, GE Foundation; Director - GE Asset Management (Ireland) Limited, since February 1999.

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE    46

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS from February 1997 to July 2007; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds, GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President from October 2003 to July 2007

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 48

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds, GE Institutional Funds, Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007. Director of GE Investments Funds, Inc. since July 2007.

Additional Information  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCOTT H. RHODES
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT 06905

AGE    48

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - two years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS GEAM Mutual Funds Operations Manager since September 2005; Treasurer of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds since November 2005 and Elfun Funds and GE Savings & Security Funds since September 2005; from August 2004 to September 2005 Vice President, U.S. Trust Company, N.A. and Assistant Treasurer of Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax Exempt Funds, Inc.; from January 2004 to August 2004, Vice President BlackRock Financial Management, Inc.; from December 1996 to November 2003, Controller - Mutual Funds, American Skandia Investment Services, Inc. and Assistant Treasurer of American Skandia Trust and American Skandia Advisor Funds, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A


--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   42

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - three years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and Deputy General Counsel at GE Asset Management since October 2007; Vice President and Associate General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

Additional Information  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM 3001 Summer St. Stamford, CT  06905

AGE   61

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS General Partner, NGN Capital since 2006; Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Trustee of Fordham University since 2002.


--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   60

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3001 Summer St. Stamford, CT  06905

AGE   71

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   40

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997.


------------------
THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND OFFICERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-242-0134.

Investment Team
--------------------------------------------------------------------------------

  PORTFOLIO MANAGERS
  GE LIFESTYLE FUNDS
  Ralph R. Layman
  Judith A. Studer

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Jeffrey Schwartz
  Dennison Veru -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by:
  Stephen V. Gelhaus
  Thomas R. Lincoln
  Paul C. Reinhardt
  George A. Bicher

  GE FIXED INCOME FUND
  Team led by Paul Colonna

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  William J. Lucas
  Matthew J. Simpson
  Robert P. Quinn

  SECRETARY
  Jeanne M. LaPorta

  ASSISTANT SECRETARY
  Joseph A. Carucci
  Joon Won Choe

  TREASURER
  Scott H. Rhodes

  ASSISTANT TREASURER
  Scott R. Fuchs
  Christopher M. Isaacs

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member FINRA and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER

  James W. Ireland III, CHIEF EXECUTIVE OFFICER

  Paul M. Colonna, EVP, PRESIDENT - FIXED INCOME

  Michael J. Cosgrove, EVP, PRESIDENT AND CHIEF EXECUTIVE OFFICER - MUTUAL FUNDS

  D. Scott Dolfi, EVP, CHIEF OPERATING OFFICER

  Kathryn D. Karlic, EVP, PRESIDENT - INSTITUTIONAL SALES AND MARKETING

  Ralph R. Layman, EVP, PRESIDENT - INTERNATIONAL EQUITIES

  Matthew J. Simpson, EVP, GENERAL COUNSEL AND SECRETARY

  Judith M. Studer, EVP, PRESIDENT - U.S. EQUITIES

  Donald W. Torey, EVP, PRESIDENT - ALTERNATIVE INVESTMENTS AND REAL ESTATE

  John J. Walker, EVP, CHIEF FINANCIAL OFFICER

                    [This page intentionally left blank.]

32


ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link:

www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Costantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Costantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $55,500 in 2006 and $58,200 in 2007.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and services
provided by the Auditor, other than the services reported in paragraphs
(a) through (c) of this Item for the Registrant during the Reporting Periods.

(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the GE LifeStyle Funds (the "Funds") Board of
Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors (the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(i)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board, including the independent Trustees/Directors, and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in Section 4 below;
(ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.
The Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in Section 4 below.
The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with the
Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate. The Auditor shall report directly to the Audit Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the Internal
Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60 day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.

The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and (3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously (during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.

(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2006 or 2007 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2006 and $0 in 2007.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates that were not pre-approved.


ITEM 5. Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: John R. Costantino,
William J. Lucas and Robert P. Quinn.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 10. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 12.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Scott Rhodes as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 06, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  December 06, 2007

By:   /S/SCOTT RHODES
      Scott Rhodes
      TREASURER, GE LIFESTYLE FUNDS

Date:  December 06, 2007

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.